                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                                                               File No. 33-41034
                                                               File No. 811-6324



REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      /X/

     Pre-Effective Amendment No._____                                       /  /

     Post-Effective Amendment No. 22                                         /X/
                                 ----
                                       AND


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              /X/

    Amendment No. 22
                 ----


                   DELAWARE GROUP GLOBAL & INTERNATIONAL FUNDS
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

            1818 Market Street, Philadelphia, Pennsylvania           19103
--------------------------------------------------------------------------------
            (Address of Principal Executive Offices)               (Zip Code)

Registrant's Telephone Number, including Area Code:              (215) 255-1255

           Eric E. Miller, 1818 Market Street, Philadelphia, PA 19103
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Public Offering:                           November 23, 1999
                                                               -----------------

It is proposed that this filing will become effective:

                   ---     immediately upon filing pursuant to paragraph (b)
                    X
                   ---     on November 23, 1999 pursuant to paragraph (b)

                   ---     60 days after filing pursuant to paragraph (a)(1)

                   ---     on (date) pursuant to paragraph (a)(1)

                   ---     75 days after filing pursuant to paragraph (a)(2)

                   ---     on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
              [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Pursuant to Rule 414 under the Securities Act of 1933, Delaware Group Global & International Funds, as successor issuer of Delaware Group Global & International Funds, Inc., is filing this amendment to the registration statement of Delaware Group Global & International Funds, Inc. and expressly adopts the registration statement of Delaware Group Global & International Funds, Inc. as its own for all purposes of the Securities Act of 1933 and the Investment Company Act of 1940

                             --- C O N T E N T S ---


This Post-Effective Amendment No. 22 to Registration File No. 33-41034 includes the following:


               1.     Facing Page

               2.     Contents Page

               3.     Part A - Prospectuses*

               4.     Part B - Statement of Additional Information**

               5.     Part C - Other Information

               6.     Signatures


* This filing contains a Supplement dated November 23, 1999 to the Prospectus for the Registrant's Delaware International Equity Fund, Delaware Global Equity Fund, Delaware Emerging Markets Fund and Delaware Global Bond Fund Class A, Class B and Class C dated March 30, 1999. That Prospectus is incorporated herein by reference to the electronic filing of that Prospectus made pursuant to Rule 497(c) on April 6, 1999. The Supplements to that Prospectus filed on May 7, 1999, July 9, 1999 and August 10, 1999 are incorporated herein by reference to the electronic filing of those Supplements made pursuant to Rule 497(e). This filing also contains a Supplement dated November 23, 1999 to the Prospectus for the Registrant's Delaware International Equity Fund, Delaware Global Equity Fund, Delaware Emerging Markets Fund and Delaware Global Bond Fund Institutional Class dated March 30, 1999. That Prospectus is incorporated herein by reference to the electronic filing of that Prospectus made pursuant to Rule 497(c) on April 6, 1999. The Supplements to that Prospectus filed on May 7, 1999, July 9, 1999 and August 10, 1999 are incorporated herein by reference to the electronic filing of those Supplements made pursuant to Rule 497(e).

This filing contains a Supplement dated November 23, 1999 to the Prospectus for the Registrant's Delaware Global Opportunities Fund, Delaware International Small Cap Fund, Delaware New Europe Fund and Delaware Latin America Fund Class A, Class B and Class C dated March 30, 1999. That Prospectus is incorporated herein by reference to the electronic filing of that Prospectus made pursuant to Rule 497(c) on April 12, 1999. The Supplements to that Prospectus filed on August 10, 1999 and October 26, 1999 are incorporated herein by reference to the electronic filing of those Supplements made pursuant to Rule 497(e). This filing also contains a Supplement dated November 23, 1999 to the Prospectus for the Registrant's Delaware Global Opportunities Fund, Delaware International Small Cap Fund, Delaware New Europe Fund and Delaware Latin America Fund Institutional Class dated March 30, 1999. That Prospectus is incorporated herein by reference to the electronic filing of that Prospectus made pursuant to Rule 497(c) on April 12, 1999. The Supplements to that Prospectus filed on August 10, 1999 and October 26, 1999 are incorporated herein by reference to the electronic filing of those Supplements made pursuant to Rule 497(e).

** This filing contains a Supplement dated November 23, 1999 to the Statement of Additional Information for the Registrant dated March 30, 1999 (as revised April 19, 1999). That Statement of Additional Information is incorporated herein by reference to the electronic filing of that Statement of Additional Information made pursuant to Rule 497(e) on April 21, 1999. The Supplement to the Statement of Additional Information filed on September 1, 1999 is incorporated herein by reference to the electronic filing of that Supplement made pursuant to Rule 497(e).

                                November 23, 1999

                       Delaware International Equity Fund
                           Delaware Global Equity Fund
                            Delaware New Pacific Fund
                         Delaware Emerging Markets Fund
                            Delaware Global Bond Fund

                           Class A * Class B * Class C
                Supplement to the Prospectus dated March 30, 1999

On November 23, 1999, each of the Funds listed above was part of a reorganization from a Maryland corporation to a Delaware business trust, as approved by shareholders at the most recent Joint Annual/Special Meeting of Shareholders. The reorganizations do not affect the names of the Funds or their investment operations, however, the names of those companies of which the Funds are series have changed as a result of the reorganizations. The name of the company which offers the Delaware New Pacific Fund changed from Delaware Group Adviser Funds, Inc. to Delaware Group Adviser Funds, and the name of the company which offers the remaining Funds changed from Delaware Group Global & International Funds, Inc. to Delaware Group Global & International Funds.

This Supplement also updates the performance information found in each Fund's Profile section in the beginning of the prospectus, as well as the data in the Financial Information section for each Fund found at the end of the prospectus, as follows:

         From January 1, 1999 to September 30, 1999, the total return for the Class A shares of each Fund was as follows:

                  Delaware International Equity Fund         3.84%
                  Delaware Global Equity Fund                0.13%
                  Delaware New Pacific Fund                 37.40%
                  Delaware Emerging Markets Fund            24.88%
                  Delaware Global Bond Fund                 -1.57%

         Each Fund's return does not include the maximum Class A sales charge of 5.75% (4.75% in the case of the Delaware Global Bond Fund), which is normally deducted when you purchase shares. If that fee were included, the return would have been lower than the one described.

The Financial Highlights for each share for the periods indicated were as follows:

                       Delaware International Equity Fund
               Six month period ended May 31, 1999 (unaudited)(1)
--------------------------------------------------------------------------------

                                                               Class A         Class B        Class C
                                                              ----------------------------------------
Net asset value, beginning of period ................         $  15.330       $ 15.280       $ 15.260

Income from investment operations:
     Net investment income(2) .......................             0.073          0.018          0.019
     Net realized and unrealized gain on investments
         and foreign currencies .....................             0.412          0.402          0.411
                                                               --------        -------        -------
     Total from investment operations ...............             0.485          0.420          0.430
                                                               --------        -------        -------
Less dividends and distributions:
     Dividends from net investment income ...........           (0.195)        (0.130)        (0.130)
     Distributions from net realized gain on
         investments ................................                --             --             --
                                                               --------        -------        -------
     Total dividends and distributions ..............           (0.195)        (0.130)        (0.130)
                                                               --------        -------        -------

Net asset value, end of period ......................         $  15.620       $ 15.570       $ 15.560
                                                               ========        =======        =======

Total return(3) .....................................             3.20%          2.84%          2.84%

Ratios and supplemental data:
     Net assets, end of period (000 omitted) ........         $ 112,223        $36,530        $13,805
     Ratio of expenses to average net assets ........             1.79%          2.49%          2.49%
     Ratio of net investment income to average net
         assets .....................................             0.93%          0.23%          0.23%
     Portfolio turnover .............................                2%             2%             2%

--------------------------------------------------------
(1) Ratios have been annualized and total return has not been annualized.
(2) Per share information for the six months ended May 31, 1999 was based on the average shares outstanding method.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.

                           Delaware Global Equity Fund
              (Six month period ended May 31, 1999 (unaudited))(1)
--------------------------------------------------------------------------------

                                                               Class A        Class B        Class C
                                                              ---------------------------------------
Net asset value, beginning of period ................         $ 13.600       $ 13.600       $ 13.550

Income from investment operations:
     Net investment income(2)........................            0.069          0.023          0.023
     Net realized and unrealized gain on investments
         and foreign currencies .....................            0.381          0.387          0.387
                                                               -------        -------        -------
     Total from investment operations ...............            0.450          0.410          0.410
                                                               -------        -------        -------
Less dividends and distributions:
     Dividends from net investment income ...........          (0.040)        (0.020)        (0.020)
     Distributions from net realized gain on
         investments ................................          (0.680)        (0.680)        (0.680)
                                                               -------        -------        -------
     Total dividends and distributions ..............          (0.720)        (0.700)        (0.700)
                                                               -------        -------        -------

Net asset value, end of period ......................         $ 13.330       $ 13.310       $ 13.260
                                                               =======        =======        =======

Total return(3) .....................................            3.49%          3.18%          3.19%

Ratios and supplemental data:
     Net assets, end of period (000 omitted) ........         $  7,806        $ 5,116        $ 2,873
     Ratio of expenses to average net assets ........            1.85%          2.55%          2.55%
     Ratio of expenses to average net assets prior to
         expense limitation and expenses paid
         indirectly .................................            2.12%          2.82%          2.82%
     Ratio of net investment income to average net
         assets .....................................            1.05%          0.35%          0.35%
     Ratio of net investment income (loss) to average
         net assets prior to expense limitation and
         expenses paid indirectly ...................            0.78%          0.08%          0.08%
     Portfolio turnover .............................              36%            36%            36%

-------------------------------------------------------
(1) Ratios have been annualized and total return has not been annualized.
(2) Per share information for the six months ended May 31, 1999 was based on the average shares outstanding method.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.

                            Delaware New Pacific Fund
              (Six month period ended April 30, 1999 (unaudited))(1)
--------------------------------------------------------------------------------

                                                                  Class A          Class B          Class C
                                                                 -------------------------------------------
Net asset value, beginning of period ...................         $  4.590          $ 4.660          $ 4.550

Income from investment operations:
     Net investment income (loss) ......................          (0.026)          (0.045)          (0.039)
     Net realized and unrealized gain (loss) on
         investments and foreign currencies ............            1.346            1.365            1.329
                                                                  -------           ------           ------
     Total from investment operations ..................            1.320            1.320            1.290
                                                                  -------           ------           ------

Less dividends and distributions:
     Dividends from net investment income ..............               --               --               --
     Distributions from net realized gain on investments               --               --               --
                                                                  -------           ------           ------
     Total dividends and distributions .................               --               --               --
                                                                  -------           ------           ------

Net asset value, end of period .........................         $  5.910          $ 5.980          $ 5.840
                                                                  =======           ======           ======

Total return(2) ........................................           29.04%           28.33%           28.35%

Ratios and supplemental data:
     Net assets, end of period (000 omitted) ...........         $  8,982          $ 3,599           $  414
     Ratio of expenses to average net assets ...........         2.00%(3)         2.70%(3)         2.70%(3)
     Ratio of expenses to average net assets prior to
         expense limitation ............................         3.41%(3)         4.11%(3)         4.11%(3)
     Ratio of net investment income (loss) to average
         net assets ....................................       (1.05%)(3)       (1.75%)(3)       (1.75%)(3)
     Ratio of net investment income (loss) to average
         net assets prior to expense limitation ........       (2.46%)(3)       (3.16%)(3)       (3.16%)(3)
     Portfolio turnover ................................              49%              49%              49%


---------------------------------------------------------
(1) Ratios have been annualized and total return has not been annualized.
(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.
(3) Annualized.

                         Delaware Emerging Markets Fund
              (Six month period ended May 31, 1999 (unaudited))(1)
--------------------------------------------------------------------------------

                                                            Class A      Class B       Class C
                                                           -----------------------------------
Net asset value, beginning of period .............         $ 6.530       $ 6.440       $ 6.430

Income (loss) from investment operations:
     Net investment income (loss)(2) .............           0.066         0.043         0.043
     Net realized and unrealized gain (loss) on
         investments and foreign currencies ......           0.604         0.607         0.607
                                                            ------        ------        ------
     Total from investment operations ............           0.670         0.650         0.650
                                                            ------        ------        ------

Less dividends and distributions:
     Dividends from net investment income ........         (0.070)       (0.010)       (0.010)
     Distributions from net realized gain on
         investments .............................              --            --            --
                                                            ------        ------        ------
     Total dividends and distributions ...........         (0.070)       (0.010)       (0.010)
                                                            ------        ------        ------

Net asset value, end of period ...................         $ 7.130       $ 7.080       $ 7.070
                                                            ======        ======        ======

Total return(3) ..................................          10.48%        10.13%        10.14%

Ratios and supplemental data:
     Net assets, end of period (000 omitted) .....         $ 6,350       $ 2,779       $ 1,093
     Ratio of expenses to average net assets .....           1.95%         2.70%         2.70%
     Ratio of expenses to average net assets prior
         to expense limitation and expenses paid
         indirectly ..............................           3.31%         4.06%         4.06%
     Ratio of net investment income (loss) to
         average net assets ......................           2.11%         1.36%         1.36%
     Ratio of net investment income (loss) to
         average net assets prior to expense
         limitation and expenses paid indirectly .           0.75%         0.00%         0.00%
     Portfolio turnover ..........................             14%           14%           14%

-----------------------------------------------------
(1) Ratios have been annualized and total return has not been annualized.
(2) Per share information for the six months ended May 31, 1999 was based on the average shares outstanding method.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.

                         Delaware Global Bond Fund (Six
                 month period ended May 31, 1999 (unaudited))(1)
--------------------------------------------------------------------------------

                                                           Class A       Class B       Class C
                                                           -----------------------------------
Net asset value, beginning of period .............         $10.940       $10.930       $10.880

Income (loss) from investment operations:
     Net investment income(2) ....................           0.280         0.242         0.243
     Net realized and unrealized gain (loss) on
         investments and foreign currencies ......         (0.365)       (0.362)       (0.363)
                                                            ------        ------        ------
     Total from investment operations ............         (0.085)       (0.120)       (0.120)
                                                            ------        ------        ------
Less dividends and distributions:
     Dividends from net investment income ........         (0.220)       (0.185)       (0.185)
     Distributions from net realized gain on
         investments .............................         (0.105)       (0.105)       (0.105)
                                                            ------        ------        ------
     Total dividends and distributions ...........         (0.325)       (0.290)       (0.290)
                                                            ------        ------        ------

Net asset value, end of period ...................         $10.530       $10.520       $10.470
                                                            ======        ======        ======

Total return(3) ..................................         (0.71%)       (0.95%)       (1.04%)

Ratios and supplemental data:
     Net assets, end of period (000 omitted) .....         $ 4,154       $ 1,830       $   831
     Ratio of expenses to average net assets .....           1.30%         2.00%         2.00%
     Ratio of expenses to average net assets prior
         to expense limitation and expenses paid
         indirectly ..............................           1.56%         2.26%         2.26%
     Ratio of net investment income to average net
         assets ..................................           5.20%         4.50%         4.50%
     Ratio of net investment income (loss) to
         average net assets prior to expense
         limitation and expenses paid indirectly .           4.94%         4.24%         4.24%
     Portfolio turnover ..........................             90%           90%           90%

-----------------------------------------------------
(1) Ratios have been annualized and total return has not been annualized.
(2) Per share information for the six months ended May 31, 1999 was based on the average shares outstanding method.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.

                                November 23, 1999

                       Delaware International Equity Fund
                           Delaware Global Equity Fund
                            Delaware New Pacific Fund
                         Delaware Emerging Markets Fund
                            Delaware Global Bond Fund

                               Institutional Class
                Supplement to the Prospectus dated March 30, 1999

On November 23, 1999, each of the Funds listed above was part of a reorganization from a Maryland corporation to a Delaware business trust, as approved by shareholders at the most recent Joint Annual/Special Meeting of Shareholders. The reorganizations do not affect the names of the Funds or their investment operations, however, the names of those companies of which the Funds are series have changed as a result of the reorganizations. The name of the company which offers the Delaware New Pacific Fund changed from Delaware Group Adviser Funds, Inc. to Delaware Group Adviser Funds, and the name of the company which offers the remaining Funds changed from Delaware Group Global & International Funds, Inc. to Delaware Group Global & International Funds.

This Supplement also updates the performance information found in each Fund's Profile section in the beginning of the prospectus, as well as the data in the Financial Information section for each Fund found at the end of the prospectus, as follows:

         From January 1, 1999 to September 30, 1999, the total return for the Institutional Class shares of each Fund was as follows:

                  Delaware International Equity Fund             4.03%
                  Delaware Global Equity Fund                    0.35%
                  Delaware New Pacific Fund                     37.89%
                  Delaware Emerging Markets Fund                25.21%
                  Delaware Global Bond Fund                     -1.30%

         The Financial Highlights for each share for the periods indicated were as follows:

                       Delaware International Equity Fund
               Six month period ended May 31, 1999 (unaudited)(1)
--------------------------------------------------------------------------------

                                                                            Institutional Class
                                                                            -------------------
Net asset value, beginning of period ......................................      $ 15.370

Income from investment operations:
     Net investment income(2) .............................................         0.096
     Net realized and unrealized gain on investments and foreign
         currencies .......................................................         0.416
                                                                                  -------
     Total from investment operations .....................................         0.512
                                                                                  -------
Less dividends and distributions:
     Dividends from net investment income .................................        (0.222)
     Distributions from net realized gain on investments ..................            --
                                                                                  -------
     Total dividends and distributions ....................................        (0.222)
                                                                                  -------

Net asset value, end of period ............................................      $ 15.660
                                                                                  =======

Total return(3) ...........................................................          3.37%

Ratios and supplemental data:
     Net assets, end of period (000 omitted) ..............................      $185,649
     Ratio of expenses to average net assets ..............................          1.49%
     Ratio of net investment income to average net assets .................          1.23%
     Portfolio turnover ...................................................             2%


---------------------------------------------------------------------
(1) Ratios have been annualized and total return has not been annualized.
(2) Per share information for the six months ended May 31, 1999 was based on the average shares outstanding method.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.

                           Delaware Global Equity Fund
              (Six month period ended May 31, 1999 (unaudited))(1)
--------------------------------------------------------------------------------

                                                                         Institutional Class
                                                                         -------------------
Net asset value, beginning of period .......................................  $13.610

Income from investment operations:
     Net investment income(2) ..............................................    0.089
     Net realized and unrealized gain on investments and foreign
         currencies ........................................................    0.391
                                                                              -------
     Total from investment operations ......................................    0.480
                                                                              -------

Less dividends and distributions:
     Dividends from net investment income ..................................   (0.050)
     Distributions from net realized gain on investments ...................   (0.680)
                                                                              -------
     Total dividends and distributions .....................................   (0.730)
                                                                              -------

Net asset value, end of period .............................................  $13.360
                                                                              =======

Total return(3) ............................................................     3.72%

Ratios and supplemental data:
     Net assets, end of period (000 omitted) ...............................  $ 1,256
     Ratio of expenses to average net assets ...............................     1.55%
     Ratio of expenses to average net assets prior to expense
         limitation and expenses paid indirectly ...........................     1.82%
     Ratio of net investment income to average net assets ..................     1.35%
     Ratio of net investment income (loss) to average net assets ...........     1.08%
         prior to expense limitation and expenses paid indirectly
     Portfolio turnover ....................................................       36%

---------------------------------------------------------------------
(1) Ratios have been annualized and total return has not been annualized.
(2) Per share information for the six months ended May 31, 1999 was based on the average shares outstanding method.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.

                      Delaware New Pacific Fund (Six month
                   period ended April 30, 1999 (unaudited))(1)
--------------------------------------------------------------------------------

                                                                          Institutional Class
                                                                          -------------------
Net asset value, beginning of period .......................................    $4.690

Income from investment operations:
     Net investment income (loss) ..........................................    (0.018)
     Net realized and unrealized gain (loss) on investments and
         foreign currencies ................................................     1.378
     Total from investment operations ......................................     1.360

Less dividends and distributions:
     Dividends from net investment income ..................................        --
     Distributions from net realized gain on investments ...................        --
                                                                                ------
     Total dividends and distributions .....................................        --
                                                                                ------

Net asset value, end of period .............................................    $6.050
                                                                                ======

Total return(2) ............................................................     29.00%

Ratios and supplemental data:
     Net assets, end of period (000 omitted) ...............................      $552
     Ratio of expenses to average net assets ...............................      1.70%(3)
     Ratio of expenses to average net assets prior to expense
         limitation ........................................................      3.11%(3)
     Ratio of net investment income (loss) to average net assets ...........     (0.75%)(3)
     Ratio of net investment income (loss) to average net
         assets prior to expense limitation ................................     (2.16%)(3)
     Portfolio turnover ....................................................        49%

-----------------------------------------------------------------
(1) Ratios have been annualized and total return has not been annualized.
(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.
(3) Annualized.

                            Delaware Emerging Markets
            Fund (Six month period ended May 31, 1999 (unaudited))(1)

                                                                     Institutional Class
                                                                     -------------------
Net asset value, beginning of period ....................................... $6.550

Income (loss) from investment operations:
     Net investment income (loss)(2) .......................................  0.074
     Net realized and unrealized gain (loss) on investments
         and foreign currencies ............................................  0.606
     Total from investment operations ......................................  0.680

Less dividends and distributions:
     Dividends from net investment income .................................. (0.090)
     Distributions from net realized gain on investments ...................     --
                                                                             ------
     Total dividends and distributions ..................................... (0.090)
                                                                             ------

Net asset value, end of period ............................................. $7.140
                                                                             ======

Total return(3) ............................................................  10.67%

Ratios and supplemental data:
     Net assets, end of period (000 omitted) ............................... $2,328
     Ratio of expenses to average net assets ...............................   1.70%
     Ratio of expenses to average net assets prior to
         expense limitation and expenses paid indirectly ...................   3.06%
     Ratio of net investment income (loss) to average net
         assets ............................................................   2.36%
     Ratio of net investment income (loss) to average net
         assets prior to expense limitation and expenses
         paid indirectly ...................................................   1.00%
     Portfolio turnover ....................................................     14%

--------------------------------------------------------------
(1) Ratios have been annualized and total return has not been annualized.
(2) Per share information for the six months ended May 31, 1999 was based on the average shares outstanding method.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.

                            Delaware Global Bond Fund
              (Six month period ended May 31, 1999 (unaudited))(1)

--------------------------------------------------------------------------------

                                                                 Institutional Class
                                                                 ------------------
Net asset value, beginning of period                                   $10.930

Income (loss) from investment operations:
     Net investment income(2)                                            0.296
     Net realized and unrealized gain (loss) on
         investments and foreign currencies                             (0.361)
     Total from investment operations                                   (0.065)

Less dividends and distributions:
     Dividends from net investment income                               (0.230)
     Distributions from net realized gain on investments                (0.105)
                                                                       -------
     Total dividends and distributions                                  (0.335)
                                                                       -------

Net asset value, end of period                                         $10.530
                                                                       =======

Total return(3)                                                          (0.62%)

Ratios and supplemental data:
     Net assets, end of period (000 omitted)                           $12,545
     Ratio of expenses to average net assets                              1.00%
     Ratio of expenses to average net assets prior to                     1.26%
         expense limitation and expenses paid indirectly
     Ratio of net investment income to average net assets                 5.50%
     Ratio of net investment income (loss) to average
         net assets prior to expense limitation and
         expenses paid indirectly                                         5.24%
     Portfolio turnover                                                     90%

----------------------------------------------------------
(1) Ratios have been annualized and total return has not been annualized.
(2) Per share information for the six months ended May 31, 1999 was based on the average shares outstanding method. 3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.

                                November 23, 1999

                       Delaware Global Opportunities Fund
                          (formerly Global Equity Fund)
                      Delaware International Small Cap Fund
                            Delaware New Europe Fund
                           Delaware Latin America Fund

                           Class A * Class B * Class C
                Supplement to the Prospectus dated March 30, 1999

On November 23, 1999, each Fund listed above was part of a reorganization from a Maryland corporation to a Delaware business trust, as approved by shareholders at the most recent Joint Annual/Special Meeting of Shareholders. The reorganization does not affect the names of the Funds or their investment operations, however, the name of the company of which the Funds are series has changed from Delaware Group Global & International Funds, Inc. to Delaware Group Global & International Funds.

For the Delaware Global Opportunities Fund and the Delaware International Small Cap Fund, this Supplement also updates the performance information found in the Fund Profile section in the beginning of the prospectus, as well as the Financial Information section found at the end of the prospectus, as follows:

         From January 1, 1999 to September 30, 1999, the total return for the Class A shares of each Fund was as follows:

                  Delaware Global Opportunities Fund                 -0.79%
                  Delaware International Small Cap Fund              25.85%

         Each Fund's return does not include the maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares. If that fee were included, the return would have been lower than the one described.

         The Financial Highlights for each Class A share of the Delaware Global Opportunities Fund for the six month period ended May 31, 1999 is shown below. No financial information is shown for the Class B or C shares of Delaware Group Global Opportunities Fund or Class A, B or C shares for the Delaware International Small Cap Fund, because no shares of these classes were outstanding (other than a single seed share in some cases), and the data is not believed to be meaningful.

                       Delaware Global Opportunities Fund
              (Six month period ended May 31, 1999 (unaudited))(1)
--------------------------------------------------------------------------------
                                                                      Class A
                                                                      -------

Net asset value, beginning of period ...............................  $9.100

Income (loss) from investment operations:
     Net investment income(2) ......................................   0.088
     Net realized and unrealized gain (loss) on investments and
         foreign currencies ........................................   0.164
                                                                      ------
     Total from investment operations ..............................   0.252
                                                                      ------
Less dividends and distributions:
     Dividends from net investment income ..........................  (0.215)
     Distributions from net realized gain on investments ...........  (0.167)
                                                                      ------
     Total dividends and distributions .............................  (0.382)
                                                                      ------

Net asset value, end of period .....................................  $8.970
                                                                      ======

Total return(3) ....................................................    2.89%

Ratios and supplemental data:
     Net assets, end of period (000 omitted) .......................     $13
     Ratio of expenses to average net assets .......................    0.80%
     Ratio of expenses to average net assets prior to expense
         limitation and expenses paid indirectly ...................    1.57%
     Ratio of net investment income to average net assets ..........    1.97%
     Ratio of net investment income to average net assets prior to
         expense limitation and expenses paid indirectly ...........    1.20%
     Portfolio turnover ............................................      37%

---------------------------------------------------------------------
(1) Ratios have been annualized and total return has not been annualized.
(2) Per share information for the six months ended May 31, 1999 was based on the average shares outstanding method.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.

                                November 23, 1999

                       Delaware Global Opportunities Fund
                      Delaware International Small Cap Fund
                            Delaware New Europe Fund
                           Delaware Latin America Fund

                               Institutional Class
                Supplement to the Prospectus dated March 30, 1999

On November 23, 1999, each Fund listed above was part of a reorganization from a Maryland corporation to a Delaware business trust, as approved by shareholders at the most recent Joint Annual/Special Meeting of Shareholders. The reorganization does not affect the names of the Funds or their investment operations, however, the name of the companies of which the Funds are series has changed from Delaware Group Global & International Funds, Inc. to Delaware Group Global & International Funds.

For the Delaware Global Opportunities Fund and the Delaware International Small Cap Fund, this Supplement also updates the performance information found in each Fund's Profile section in the beginning of the prospectus, as well as the data in the Financial Information section for each Fund found at the end of the prospectus, as follows:

         From January 1, 1999 to September 30, 1999, the total return for the Institutional Class shares of each Fund was as follows:

                  Delaware Global Opportunities Fund                -0.91%
                  Delaware International Small Cap Fund             25.85%

         The Financial Highlights for each share for the periods indicated were as follows:

                       Delaware Global Opportunities Fund
              (Six month period ended May 31, 1999 (unaudited))(1)
--------------------------------------------------------------------------------

                                                                      Institutional Class
                                                                      -------------------

Net asset value, beginning of period                                         $9.090

Income (loss) from investment operations:
     Net investment income(2)                                                 0.088
     Net realized and unrealized gain (loss) on investments and
         foreign currencies                                                   0.174
     Total from investment operations                                         0.262

Less dividends and distributions:
     Dividends from net investment income                                    (0.215)
     Distributions from net realized gain on investments                     (0.167)
                                                                            -------
     Total dividends and distributions                                       (0.382)
                                                                            -------

Net asset value, end of period                                               $8.970
                                                                             ======

Total return(3)                                                                3.00%

Ratios and supplemental data:
     Net assets, end of period (000 omitted)                                 $3,350
     Ratio of expenses to average net assets                                   0.80%
     Ratio of expenses to average net assets prior to expense
         limitation and expenses paid indirectly                               1.27%
     Ratio of net investment income to average net assets                      1.97%
     Ratio of net investment income to average net assets prior to
         expense limitation and expenses paid indirectly                       1.50%
     Portfolio turnover                                                          37%

---------------------------------------------------------------------
(1) Ratios have been annualized and total return has not been annualized.
(2) Per share information for the six months ended May 31, 1999 was based on the average shares outstanding method.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.

                      Delaware International Small Cap Fund
              (Six month period ended May 31, 1999 (unaudited))(1)

                                                                             Institutional Class
                                                                             -------------------
Net asset value, beginning of period                                               $9.000

Income (loss) from investment operations:
     Net investment income(2)                                                       0.081
     Net realized and unrealized gain (loss) on investments and
         foreign currencies                                                         0.774
     Total from investment operations                                               0.855

Less dividends and distributions:
     Dividends from net investment income                                         (0.1800)
     Distributions from net realized gain on investments                          (0.0750)
                                                                                  -------
     Total dividends and distributions                                            (0.2550)
                                                                                  -------

Net asset value, end of period                                                     $9.600
                                                                                   ======

Total return(3)                                                                      9.81%

Ratios and supplemental data:
     Net assets, end of period (000 omitted)                                       $3,489
     Ratio of expenses to average net assets                                         1.25%
     Ratio of expenses to average net assets prior to expense
         limitation and expenses paid indirectly                                     1.63%
     Ratio of net investment income to average net assets                            1.81%
     Ratio of net investment income to average net assets prior to
         expense limitation and expenses paid indirectly                             1.43%
     Portfolio turnover                                                                 8%

---------------------------------------------------------------------
(1) Ratios have been annualized and total return has not been annualized.
(2) Per share information for the six months ended May 31, 1999 was based on the average shares outstanding method.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.

                                November 23, 1999

                    Supplement to the Statement of Additional
                  Information dated March 30, 1999 (as revised
                                 April 19, 1999)

                   Delaware Group Global & International Funds

                            Delaware Global Bond Fund
                       Delaware International Equity Fund
                         Delaware Emerging Markets Fund
                           Delaware Global Equity Fund
                          (formerly Global Assets Fund)
                       Delaware Global Opportunities Fund
                          (formerly Global Equity Fund)
                      Delaware International Small Cap Fund
                            Delaware New Europe Fund
                           Delaware Latin America Fund

               (Class A * Class B * Class C * Institutional Class)

The following supplements the discussion concerning the Funds' financial statements on page one and under the heading Financial Statements:

         The financial statements for the most recent semi-annual period, the notes relating thereto, and the financial highlights for the same period, are incorporated by reference from the Funds' Semi-Annual Report into this SAI. The Semi-Annual Report will accompany any request for the SAI and can be obtained, without charge, by calling 800-523-1918.

Below are the average annual total return quotations for each Class of each Fund, other than Delaware New Europe Fund and Delaware Latin America Fund, through May 31, 1999. This information supplements and updates the information appearing under the heading Performance Information. The average annual total return quotations are calculated in the manner described in the SAI.

                                       Average Annual Total Return(1)
------------------------------------------------------------------------------------------------------
                                                          1 year       3 years      5 years    Life of
                                                          ended        ended        ended      Fund(4)
                                                          5/31/99      5/31/99      5/31/99
------------------------------------------------------------------------------------------------------
Delaware Global Bond Fund A Class (at NAV)                4.14%        5.69%          N/A       8.59%
------------------------------------------------------------------------------------------------------
Delaware Global Bond Fund A Class (at Offer)             -0.79%        3.99%          N/A       7.40%
------------------------------------------------------------------------------------------------------
Delaware Global Bond Fund B Class (including CDSC)       -0.54%        4.02%          N/A       7.49%
------------------------------------------------------------------------------------------------------
Delaware Global Bond Fund B Class (excluding CDSC)        3.41%        4.93%          N/A       7.84%
------------------------------------------------------------------------------------------------------
Delaware Global Bond Fund C Class (including CDSC)        2.54%        4.92%          N/A       4.79%
------------------------------------------------------------------------------------------------------
Delaware Global Bond Fund C Class (excluding CDSC)        3.53%        4.92%          N/A       4.79%
------------------------------------------------------------------------------------------------------
Delaware Global Bond Fund Institutional Class             4.54%        5.98%          N/A       8.91%
------------------------------------------------------------------------------------------------------

                                       Average Annual Total Return(1)
-----------------------------------------------------------------------------------------------------------
                                                                   1 year    3 years     5 years    Life of
                                                                   ended     ended       ended      Fund(4)
                                                                   5/31/99   5/31/99     5/31/99
-----------------------------------------------------------------------------------------------------------
Delaware International Equity Fund A Class (at NAV)                -0.91%     8.78%       8.77%      9.69%
-----------------------------------------------------------------------------------------------------------
Delaware International Equity Fund A Class (at Offer)(2)           -6.63%     6.65%       7.49%      8.83%
-----------------------------------------------------------------------------------------------------------
Delaware International Equity Fund B Class (including CDSC)(3)     -6.42%     7.18%         N/A      7.06%
-----------------------------------------------------------------------------------------------------------
Delaware International Equity Fund B Class (excluding CDSC)        -1.54%     8.04%         N/A      7.38%
-----------------------------------------------------------------------------------------------------------
Delaware International Equity Fund C Class (including CDSC)        -2.52%     8.05%         N/A     10.08%
-----------------------------------------------------------------------------------------------------------
Delaware International Equity Fund C Class (excluding CDSC)        -1.54%     8.05%         N/A     10.08%
-----------------------------------------------------------------------------------------------------------
Delaware International Equity Fund Institutional Class             -0.60%     9.12%       9.10%      9.98%
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
Delaware Emerging Markets Fund A Class (at NAV)(5)                -18.48%       N/A         N/A     -8.14%
-----------------------------------------------------------------------------------------------------------
Delaware Emerging Markets Fund A Class (at Offer)(2)(5)           -23.17%       N/A         N/A     -9.96%
-----------------------------------------------------------------------------------------------------------
Delaware Emerging Markets Fund B Class (including CDSC)(3)        -23.08%       N/A         N/A     -9.61%
-----------------------------------------------------------------------------------------------------------
Delaware Emerging Markets Fund B Class (excluding CDSC)           -19.04%       N/A         N/A     -8.75%
-----------------------------------------------------------------------------------------------------------
Delaware Emerging Markets Fund C Class (including CDSC)           -19.96%       N/A         N/A     -8.79%
-----------------------------------------------------------------------------------------------------------
Delaware Emerging Markets Fund C Class (excluding CDSC)           -19.16%       N/A         N/A     -8.79%
-----------------------------------------------------------------------------------------------------------
Delaware Emerging Markets Fund Institutional  Class               -18.28%       N/A         N/A     -7.84%
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
Delaware Global Equity Fund A Class (at NAV)                        3.18%    10.83%         N/A     13.87%
-----------------------------------------------------------------------------------------------------------
Delaware Global Equity Fund A Class (at Offer)(2)                  -2.75%     8.65%         N/A     12.35%
-----------------------------------------------------------------------------------------------------------
Delaware Global Equity Fund B Class (including CDSC)(3)            -2.36%     9.23%         N/A     12.77%
-----------------------------------------------------------------------------------------------------------
Delaware Global Equity Fund B Class (excluding CDSC)                2.47%    10.06%         N/A     13.07%
-----------------------------------------------------------------------------------------------------------
Delaware Global Equity Fund C Class (including CDSC)                1.51%    10.04%         N/A     10.57%
-----------------------------------------------------------------------------------------------------------
Delaware Global Equity Fund C Class (excluding CDSC)                2.48%    10.04%         N/A     10.57%
-----------------------------------------------------------------------------------------------------------
Delaware Global Equity Fund Institutional Class                     3.49%    11.16%         N/A     14.21%
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
Delaware Global Opportunities  Fund A Class (at NAV)(6)             2.22%       N/A         N/A      6.09%
-----------------------------------------------------------------------------------------------------------
Delaware Global Opportunities  Fund A Class (at Offer)(2)(6)       -3.67%       N/A         N/A      2.76%
-----------------------------------------------------------------------------------------------------------
Delaware Global Opportunities  Fund Institutional Class             2.22%       N/A         N/A      6.09%
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
Delaware International Small Cap Fund A Class (at NAV)(6)           1.16%       N/A         N/A     10.96%
-----------------------------------------------------------------------------------------------------------
Delaware International Small Cap Fund A Class (at Offer)(2)(6)     -4.70%       N/A         N/A      6.51%
-----------------------------------------------------------------------------------------------------------
Delaware International Small Cap Fund Institutional  Class          1.16%       N/A         N/A     10.96%
-----------------------------------------------------------------------------------------------------------

(1) The Manager voluntarily agreed to waive its management fee and pay expenses to limit total operating expenses to certain limits during the periods shown. Without such waiver and payment performance would have been affected negatively. See Investment Management Agreements and Sub-Advisory Agreement for information.

(2) Prior to November 2, 1998, the maximum front-end sales charge was 4.75%. Effective November 2, 1998, the maximum front-end sales charge was increased to 5.75% and the above performance numbers are calculated using 5.75% as the applicable sales charge.

(3) Effective November 2, 1998, the CDSC schedule for Class B Shares increased as follows: (i) 5% if shares are redeemed within one year of purchase (ii) 4% if shares are redeemed with two years of purchase; (iii) 3% if shares are redeemed during the third or fourth year following purchase; (iv) 2% if shares are redeemed during the fifth year following purchase; (v) 1% if shares are redeemed during the sixth year following purchase; and (v) 0% thereafter. The above figures have been calculated using this new schedule.

(4) The Fund's commencement of operations were as follows:

       ----------------------------------------------------------------------------------------------------------------
       Delaware Global Bond Fund A Class              12/27/94  Delaware International Equity Fund A Class   10/31/91
       Delaware Global Bond Fund B Class              12/27/94  Delaware International Equity Fund B Class   9/6/94
       Delaware Global Bond Fund C Class              11/29/95  Delaware International Equity Fund C Class   11/29/95
       Delaware Global Bond Fund Institutional Class  12/27/94  Delaware International Equity Fund           11/9/92
                                                                Institutional Class
       ----------------------------------------------------------------------------------------------------------------
       Delaware Emerging Markets Fund A Class         6/10/96   Delaware Global Equity Fund A Class          12/27/94
       Delaware Emerging Markets Fund B Class         6/10/96   Delaware Global Equity Fund B Class          12/27/94
       Delaware Emerging Markets Fund C Class         6/10/96   Delaware Global Equity Fund C Class          11/29/95
       Delaware Emerging Markets Fund Institutional   6/10/96   Delaware Global Equity Fund Institutional    12/27/94
       Class                                                    Class
       ----------------------------------------------------------------------------------------------------------------
       Delaware Global Opportunities Fund A Class     7/22/97   Delaware International Small Cap Fund A      12/19/97
       Delaware Global Opportunities Fund             7/22/97   Class                                        12/19/97
       Institutional Class                                      Delaware International Small Cap Fund
                                                                Institutional Class
       ----------------------------------------------------------------------------------------------------------------

(5) For the period from February 1, 1998 through November 30, 1999, the Distributor elected voluntarily to waive 0.05% of the Delaware Emerging Markets Fund A Class' 12b-1 fee in order to limit 12b-1 Plan expenses to 0.25%. In the absence of such voluntary waiver, performance would have been affected negatively.

(6) For the period from the commencement of operations through November 30, 1999, the Distributor elected voluntarily to waive its entire 12b-1 fee with respect to Class A Shares.

Below are the current yield quotations for each Class of Delaware Global Bond Fund for the period ended May 31, 1999. This information supplements and updates the information appearing under the heading Performance Information. The current yield quotations are calculated in the manner described in the SAI.

         The yields of Delaware Global Bond Fund A Class, Delaware Global Bond Fund B Class, Delaware Global Bond Fund C Class and Delaware Global Bond Fund Institutional Class for the 30-day period ended May 31, 1999 were 3.51%, 2.98%, 3.00% and 3.99%, respectively, reflecting the voluntary waiver of fees and payment of expenses by the Manager.

Below are the cumulative total return quotations for each Class of each Fund, other than Delaware New Europe Fund and Delaware Latin America Fund, through May 31, 1999. This information supplements and updates the information appearing under the heading Performance Information. The cumulative total return quotations are calculated in the manner described in the SAI.

                                            Cumulative Total Return(1)
------------------------------- ------------ ------------ ------------- ----------- ------------ ------------ ------------
                                3 months     6 months     9 months      1 year      3 years      5 years
                                ended        ended        ended         ended       ended        ended        Life of
                                5/31/99      5/31/99      5/31/99       5/31/99     5/31/99      5/31/99      Fund(4)
------------------------------- ------------ ------------ ------------- ----------- ------------ ------------ ------------
Delaware Global Bond Fund A
Class
(at NAV)                              0.18%          -0.71%         7.08%       4.14%       18.05%          N/A       44.02%
------------------------------- ------------ ------------ ------------- ----------- ------------ ------------ ------------
Delaware Global Bond Fund A
Class
(at Offer)                           -4.58%       -5.47%         2.00%      -0.79%       12.45%          N/A       37.16%
------------------------------- ------------ ------------ ------------- ----------- ------------ ------------ ------------
Delaware Global Bond Fund B
Class (including CDSC)               -3.97%       -4.81%         2.53%      -0.54%       12.57%          N/A       37.70%
------------------------------- ------------ ------------ ------------- ----------- ------------ ------------ ------------
Delaware Global Bond Fund B
Class (excluding CDSC)               -0.01%       -0.95%         6.53%       3.41%       15.53%          N/A       39.70%
------------------------------- ------------ ------------ ------------- ----------- ------------ ------------ ------------
Delaware Global Bond Fund
C Class (including CDSC)             -0.91%       -2.01%         5.56%       2.54%       15.50%          N/A       17.82%
------------------------------- ------------ ------------ ------------- ----------- ------------ ------------ ------------
Delaware Global Bond Fund C
Class (excluding CDSC)                0.09%       -1.04%         6.56%       3.53%       15.50%          N/A       17.82%
------------------------------- ------------ ------------ ------------- ----------- ------------ ------------ ------------
Delaware Global Bond Fund
Institutional Class                   0.27%       -0.62%         7.38%       4.54%       19.03%          N/A       45.92%
------------------------------- ------------ ------------ ------------- ----------- ------------ ------------ ------------

------------------------------- ------------ ------------ ------------- ----------- ------------ ------------ ------------
Delaware International Equity
Fund
A Class (at NAV)                      3.78%        3.20%        14.89%      -0.91%       28.72%       52.28%      101.72%
------------------------------- ------------ ------------ ------------- ----------- ------------ ------------ ------------
Delaware International Equity
Fund
A Class (at Offer)(2)                -2.19%       -2.76%         8.30%      -6.63%       21.30%       43.49%       90.12%
------------------------------- ------------ ------------ ------------- ----------- ------------ ------------ ------------

------------------------------- ------------ ------------ ------------- ----------- ------------ ------------ ------------
                                3 months     6 months     9 months      1 year      3 years      5 years
                                ended        ended        ended         ended       ended        ended        Life of
                                5/31/99      5/31/99      5/31/99       5/31/99     5/31/99      5/31/99      Fund(4)
------------------------------- ------------ ------------ ------------- ----------- ------------ ------------ ------------
Delaware International Equity
Fund
B Class (including CDSC)(3)          -1.41%       -2.16%         9.37%      -6.42%       23.12%          N/A       38.11%
------------------------------- ------------ ------------ ------------- ----------- ------------ ------------ ------------
Delaware International Equity
Fund
B Class (excluding CDSC)              3.59%        2.84%        14.37%      -1.54%       26.12%          N/A       40.11%
------------------------------- ------------ ------------ ------------- ----------- ------------ ------------ ------------
Delaware International Equity
Fund
C Class (including CDSC)              2.60%        1.84%        13.30%      -2.52%       26.16%          N/A       40.01%
------------------------------- ------------ ------------ ------------- ----------- ------------ ------------ ------------
Delaware International Equity
Fund
C Class (excluding CDSC)              3.60%        2.84%        14.30%      -1.54%       26.16%          N/A       40.01%
------------------------------- ------------ ------------ ------------- ----------- ------------ ------------ ------------
Delaware International Equity
Fund Institutional Class              3.84%        3.37%        15.22%      -0.60%       29.92%       54.56%      105.74%
------------------------------- ------------ ------------ ------------- ----------- ------------ ------------ ------------

------------------------------- ------------ ------------ ------------- ----------- ------------ ------------ ------------
Delaware Emerging Markets
Fund
A Class (at NAV)(5)                  26.64%       10.48%        33.35%     -18.48%          N/A          N/A      -22.33%
------------------------------- ------------ ------------ ------------- ----------- ------------ ------------ ------------
Delaware Emerging Markets
Fund
A Class (at Offer)(2)(5)             19.43%        4.10%        25.69%     -23.17%          N/A          N/A      -26.79%
------------------------------- ------------ ------------ ------------- ----------- ------------ ------------ ------------
Delaware Emerging Markets
Fund
B Class (including CDSC)(3)          21.43%        5.13%        27.81%     -23.08%          N/A          N/A      -25.96%
------------------------------- ------------ ------------ ------------- ----------- ------------ ------------ ------------
Delaware Emerging Markets
Fund
B Class (excluding CDSC)             26.43%       10.13%        32.81%     -19.04%          N/A          N/A      -23.84%
------------------------------- ------------ ------------ ------------- ----------- ------------ ------------ ------------
Delaware Emerging Markets
Fund
C Class (including CDSC)             25.25%        9.14%        31.62%     -19.96%          N/A          N/A      -23.94%
------------------------------- ------------ ------------ ------------- ----------- ------------ ------------ ------------
Delaware Emerging Markets
Fund
C Class (excluding CDSC)             26.25%       10.14%        32.62%     -19.16%          N/A          N/A      -23.94%
------------------------------- ------------ ------------ ------------- ----------- ------------ ------------ ------------
Delaware Emerging Markets
Fund Institutional  Class            26.60%       10.67%        33.74%     -18.28%          N/A          N/A      -21.57%
------------------------------- ------------ ------------ ------------- ----------- ------------ ------------ ------------

------------------------------- ------------ ------------ ------------- ----------- ------------ ------------ ------------
Delaware Global Equity Fund A
Class
(at NAV)                              4.13%        3.49%        17.18%       3.18%          N/A          N/A       77.70%
------------------------------- ------------ ------------ ------------- ----------- ------------ ------------ ------------
Delaware Global Equity Fund A
Class
(at Offer)(2)                        -1.84%       -2.46%        10.41%      -2.75%       28.28%          N/A       67.49%
------------------------------- ------------ ------------ ------------- ----------- ------------ ------------ ------------
Delaware Global Equity Fund B
Class
(including CDSC)(3)                  -1.02%       -1.71%        11.59%      -2.36%       30.34%          N/A       70.28%
------------------------------- ------------ ------------ ------------- ----------- ------------ ------------ ------------
Delaware Global Equity Fund B
Class
(excluding CDSC)                      3.98%        3.18%        16.59%       2.47%       33.34%          N/A       72.28%
------------------------------- ------------ ------------ ------------- ----------- ------------ ------------ ------------
Delaware Global Equity Fund C
Class
(including CDSC)                      2.99%        2.21%        15.56%       1.51%       33.26%          N/A       42.21%
------------------------------- ------------ ------------ ------------- ----------- ------------ ------------ ------------
Delaware Global Equity Fund C
Class
(excluding CDSC)                      3.99%        3.19%        16.56%       2.48%       33.26%          N/A       80.08%
------------------------------- ------------ ------------ ------------- ----------- ------------ ------------ ------------
Delaware Global Equity Fund
Institutional Class                   4.20%        3.72%        17.42%       3.49%       37.34%          N/A       11.65%
------------------------------- ------------ ------------ ------------- ----------- ------------ ------------ ------------

------------------------------- ------------ ------------ ------------- ----------- ------------ ------------ ------------
                                3 months     6 months     9 months      1 year      3 years      5 years
                                ended        ended        ended         ended       ended        ended        Life of
                                5/31/99      5/31/99      5/31/99       5/31/99     5/31/99      5/31/99      Fund(4)
------------------------------- ------------ ------------ ------------- ----------- ------------ ------------ ------------
Delaware Global Opportunities
Fund
A Class (at NAV)(6)                   3.94%        2.89%        17.63%       2.22%          N/A          N/A       11.65%
------------------------------- ------------ ------------ ------------- ----------- ------------ ------------ ------------
Delaware Global
Opportunities  Fund
A Class (at Offer)(2)(6)             -2.08%       -3.08%        10.80%      -3.67%          N/A          N/A        5.21%
------------------------------- ------------ ------------ ------------- ----------- ------------ ------------ ------------
Delaware Global
Opportunities  Fund
Institutional Class                   3.94%        3.00%        17.63%       2.22%          N/A          N/A       11.65%
------------------------------- ------------ ------------ ------------- ----------- ------------ ------------ ------------

------------------------------- ------------ ------------ ------------- ----------- ------------ ------------ ------------
Delaware International Small
Cap Fund A Class at NAV)(6)          11.63%        9.81%        29.19%       1.16%          N/A          N/A       16.27%
------------------------------- ------------ ------------ ------------- ----------- ------------ ------------ ------------
Delaware International Small
Cap Fund A Class (at
Offer)(2)(6)                          5.26%        3.49%        21.71%      -4.70%          N/A          N/A        9.57%
------------------------------- ------------ ------------ ------------- ----------- ------------ ------------ ------------
Delaware International Small
Cap Fund Institutional  Class        11.63%        9.81%        29.19%       1.16%          N/A          N/A       16.27%
------------------------------- ------------ ------------ ------------- ----------- ------------ ------------ ------------

(1) The Manager voluntarily agreed to waive its management fee and pay expenses to limit total operating expenses to certain limits during the periods shown. Without such waiver and payment performance would have been affected negatively. See Investment Management Agreements and Sub-Advisory Agreement for information.

(2) Prior to November 2, 1998, the maximum front-end sales charge was 4.75%. Effective November 2, 1998, the maximum front-end sales charge was increased to 5.75% and the above performance numbers are calculated using 5.75% as the applicable sales charge.

(3) Effective November 2, 1998, the CDSC schedule for Class B Shares increased as follows: (i) 5% if shares are redeemed within one year of purchase (ii) 4% if shares are redeemed with two years of purchase; (iii) 3% if shares are redeemed during the third or fourth year following purchase; (iv) 2% if shares are redeemed during the fifth year following purchase; (v) 1% if shares are redeemed during the sixth year following purchase; and (v) 0% thereafter. The above figures have been calculated using this new schedule.

(4) The Fund's commencement of operations were as follows:

------------------------------------------------- ------------ ----------------------------------------------- -----------
Delaware Global Bond Fund A Class                  12/27/94    Delaware International Equity Fund A Class      10/31/91
Delaware Global Bond Fund B Class                  12/27/94    Delaware International Equity Fund B Class      9/6/94
Delaware Global Bond Fund C Class                  11/29/95    Delaware International Equity Fund C Class      11/29/95
Delaware Global Bond Fund Institutional Class      12/27/94    Delaware International Equity Fund              11/9/92
                                                               Institutional Class
------------------------------------------------- ------------ ----------------------------------------------- -----------
Delaware Emerging Markets Fund A Class             6/10/96     Delaware Global Equity Fund A Class             12/27/94
Delaware Emerging Markets Fund B Class             6/10/96     Delaware Global Equity Fund B Class             12/27/94
Delaware Emerging Markets Fund B Class             6/10/96     Delaware Global Equity Fund C Class             11/29/95
Delaware Emerging Markets Fund Institutional       6/10/96     Delaware Global Equity Fund Institutional       12/27/94
Class                                                          Class
------------------------------------------------- ------------ ----------------------------------------------- -----------
Delaware Global Opportunities Fund A Class         7/22/97     Delaware International Small Cap Fund A Class   12/19/97
Delaware Global Opportunities Fund                 7/22/97     Delaware International Small Cap Fund           12/19/97
Institutional Class                                            Institutional Class
------------------------------------------------- ------------ ----------------------------------------------- -----------

(5) For the period from February 1, 1998 through November 30, 1999, the Distributor elected voluntarily to waive 0.05% of the Delaware Emerging Markets Fund A Class' 12b-1 fee in order to limit 12b-1 Plan expenses to 0.25%. In the absence of such voluntary waiver, performance would have been affected negatively.

(6) For the period from the commencement of operations through November 30, 1999, the Distributor elected voluntarily to waive its entire 12b-1 fee with respect to Class A Shares.

On November 23, 1999, Delaware Group Global & International Funds, Inc. was reorganized from a Maryland corporation to a Delaware business trust named Delaware Group Global & International Funds. To reflect the reorganization, the language in the SAI is amended as follows:

         All references to the company's "directors" shall be replaced with the word "trustees."

         The first paragraph under the heading General Information, concerning the organization of the Funds, shall be replaced by the following paragraph:

         The company is an open-end management investment company, commonly known as a mutual fund. The company was originally incorporated under the laws of the State of Maryland on May 30, 1991. On November 23, 1999, the company completed a reorganization which changed its state and form of organization from a Maryland corporation to a Delaware business trust called Delaware Group Global & International Funds ("Global Funds").

         The first two paragraphs under the General Information section's sub-heading Capitalization, concerning the authorized capital of the Funds, shall be replaced by the following paragraph:

         Global Funds has an unlimited authorized number of shares of beneficial interest with no par value, issued in separate series and classes. Global Funds currently offers eight series of shares (or Funds) - Delaware Global Bond Fund, Delaware International Equity Fund, Delaware Emerging Markets Fund, Delaware Global Equity Fund, Delaware Global Opportunities Fund, Delaware International Small Cap Fund, Delaware New Europe Fund and Delaware Latin America Fund.

The defined term "Global Funds, Inc." shall be replaced with the term "Global Funds" throughout the SAI.

                                     PART C

                                Other Information


Item 23.  Exhibits

          (a) Agreement and Declaration of Trust.

              (1) Agreement and Declaration of Trust (December 17, 1998)
                  attached as Exhibit.

              (2) Certificate of Trust (December 17, 1998) attached as Exhibit.

          (b) By-Laws. By-Laws (December 17, 1998) attached as Exhibit.

          (c) Copies of All Instruments Defining the Rights of Holders.

              (1) Agreement and Declaration of Trust. Articles III, V and VI of
                  Agreement and Declaration of Trust attached as Exhibit (a)(1).

              (2) By-Laws. Article II of By-Laws attached as Exhibit (b).

          (d) Investment Management Agreements.

              (1) Form of Investment Management Agreement (November 1999)
                  between Delaware International Advisers Ltd. and the Registrant on behalf of each Fund attached as Exhibit.

              (2) Form of Sub-Advisory Agreement (November 1999) between
                  Delaware International Advisers Ltd. and Delaware Management Company (a series of Delaware Management Business Trust) on behalf of the Global Equity Fund attached as Exhibit.

              (3) Form of Sub-Advisory Agreement (November 1999) between
                  Delaware International Advisers Ltd. and Delaware Management Company (a series of Delaware Management Business Trust) on behalf of the Global Opportunities Fund attached as Exhibit.

              (e) (1) Distribution Agreements.

                      (i) Form of Distribution Agreement (November 1999) between Delaware Distributors, L.P. and the Registrant on behalf of each Fund incorporated into this filing by reference to Post-Effective Amendment No. 19 filed October 2, 1998.

                  (2) Administration and Service Agreement. Form of Administration and Service Agreement (Module) (as amended November 1995) incorporated into this filing by reference to Post-Effective Amendment No. 10 filed November 27, 1995.

                  (3) Dealer's Agreements.

                      (i) Form of Dealer's Agreement (Module) with Delaware Distributors, Inc. (as amended November 1995) incorporated into this filing by reference to Post-Effective Amendment No. 10 filed November 27, 1995.

                  (4) Form of Mutual Fund Agreement for the Delaware Group of Funds (Module) (November 1995) incorporated into this filing by reference to Post-Effective Amendment No. 11 filed January 31, 1996.

                      (f)  Inapplicable.

                      (g)  Custodian Agreements.

                           (1) Form of Custodian Agreement (Module) between The Chase Manhattan Bank and the Registrant on behalf of each Fund (November 1999) incorporated into this filing by reference to Post-Effective Amendment No. 14 filed November 27, 1996.

                                (i) Form of Amendment to Custodian Agreement
                                    (November 1999) between The Chase Manhattan
                                    Bank and the Registrant on behalf of each Fund incorporated into this filing by reference to Post-Effective Amendment No. 18 filed February 4, 1998.

                           (2) Form of Securities Lending Agreement (1996) between The Chase Manhattan Bank and the Registrant on behalf of each Fund incorporated into this filing by reference to Post-Effective Amendment No. 13 filed May 16, 1996.

                      (h)  Other Material Contracts.

                           (1)  Form of Shareholders Services Agreement
                                (November 1999) between Delaware Service
                                Company, Inc. and the Registrant on behalf of each Fund incorporated into this filing by reference to Post-Effective Amendment No. 19 filed October 2, 1998.

                           (2) Form of Delaware Group of Funds Fund Accounting Agreement (November 1999) between Delaware Service Company, Inc. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 14 filed November 27, 1996.

                      (i)  Opinion of Counsel. Attached as Exhibit.

                      (j)  Consent of Auditors. Attached as Exhibit.

                      (k)  Inapplicable.

                      (l) Undertaking of Initial Shareholder. Incorporated into this filing by reference to Pre-Effective Amendment No. 1 filed August 22, 1991.

                      (m)  Plans under Rule 12b-1.

                           (1) Form of Plan under Rule 12b-1 for Class A (November 1999) incorporated into this filing by reference to Post-Effective Amendment No. 19 filed October 2, 1998.

                           (2) Form of Plan under Rule 12b-1 for Class B (November 1999) incorporated into this filing by reference to Post-Effective Amendment No. 19 filed October 2, 1998.

                           (3) Form of Plan under Rule 12b-1 for Class C (November 1999) incorporated into this filing by reference to Post-Effective Amendment No. 19 filed October 2, 1998.

             (n) Plan under Rule 18f-3.

                 (1) Form of Plan under Rule 18f-3 (November 1999) incorporated into this filing by reference to Post-Effective Amendment No. 19 filed October 2, 1998.

             (o) Other: Trustees' Power of Attorney. Attached as Exhibit.

Item 24. Persons Controlled by or under Common Control with Registrant. None

Item 25. Indemnification. Article VI of the By-Laws attached as Exhibit (b).

Item 26. Business and Other Connections of Investment Adviser.

         (a) Delaware International Advisers Ltd. ("Delaware International") serves as investment manager to Delaware International Equity Fund, Delaware Global Bond Fund, Delaware Global Equity Fund, Delaware Emerging Markets Fund, Delaware International Small Cap Fund, Delaware Global Opportunities Fund, Delaware Latin America Fund and Delaware New Europe Fund of the Registrant, and also serves as investment manager or sub-investment adviser to certain of the other funds in the Delaware Investments family (Delaware Group Adviser Funds, Delaware Group Global Dividend and Income Fund, Inc., Delaware Group Income Funds, Inc., Delaware Pooled Trust, Inc. and Delaware Group Premium Fund, Inc.) and institutional accounts. Information regarding the officers and directors of Delaware International and the positions they have held with the Registrant during the past two fiscal years is provided below.

-------------------------------------------------------------------- ---------------------------------------------------------------
                                                                     Positions and Offices with the Manager and its Affiliates and
Name and Principal Business Address                                  Other Positions and Offices Held
-------------------------------------------------------------------- ---------------------------------------------------------------
G. Roger H. Kitson*                                                  Vice Chairman and Director of Delaware International Advise
                                                                     Ltd.
-------------------------------------------------------------------- ---------------------------------------------------------------
David G. Tilles*                                                     Managing Director/Chief Investment Officer and Director of
                                                                     Delaware International Advisers Ltd.
-------------------------------------------------------------------- ---------------------------------------------------------------
Elizabeth A. Desmond*                                                Senior Portfolio Manager and Director of Delaware International
                                                                     Advisers Ltd.
-------------------------------------------------------------------- ---------------------------------------------------------------
John Emberson*                                                       Finance Director/Company Secretary/Compliance Officer of
                                                                     Delaware International Advisers Ltd.
-------------------------------------------------------------------- ---------------------------------------------------------------
Clive A. Gillmore*                                                   Senior Portfolio Manager and Director of Delaware International
                                                                     Advisers Ltd.
-------------------------------------------------------------------- ---------------------------------------------------------------
Nigel G. May*                                                        Senior Portfolio Manager and Director of Delaware International
                                                                     Advisers Ltd.
-------------------------------------------------------------------- ---------------------------------------------------------------
Hamish O. Parker*                                                    Senior Portfolio Manager and Director of Delaware International
                                                                     Advisers Ltd.
-------------------------------------------------------------------- ---------------------------------------------------------------
Robert Akester*                                                      Senior Portfolio Manager of Delaware International Advisers Ltd
-------------------------------------------------------------------- ---------------------------------------------------------------
Fiona A. Barwick*                                                    Senior Portfolio Manager of Delaware International Advisers Ltd
-------------------------------------------------------------------- ---------------------------------------------------------------
Joanna Bates*                                                        Senior Portfolio Manager of Delaware International Advisers Ltd
-------------------------------------------------------------------- ---------------------------------------------------------------
Joshua H. Brooks*                                                    Senior Portfolio Manager of Delaware International Advisers Ltd
-------------------------------------------------------------------- ---------------------------------------------------------------
Gavin A. Hall*                                                       Senior Portfolio Manager of Delaware International Advisers Ltd
-------------------------------------------------------------------- ---------------------------------------------------------------
John Kirk*                                                           Senior Portfolio Manager of Delaware International Advisers Ltd
-------------------------------------------------------------------- ---------------------------------------------------------------
W. Hywel Morgan*                                                     Senior Portfolio Manager of Delaware International Advisers Ltd
-------------------------------------------------------------------- ---------------------------------------------------------------

-------------------------------------------------------------------- ---------------------------------------------------------------
                                                                     Positions and Offices with the Manager and its Affiliates and
Name and Principal Business Address                                  Other Positions and Offices Held
-------------------------------------------------------------------- ---------------------------------------------------------------
-------------------------------------------------------------------- ---------------------------------------------------------------
Richard J. Ginty*                                                    Portfolio Manager of Delaware International Advisers Ltd.
-------------------------------------------------------------------- ---------------------------------------------------------------
R. Emma Lewis*                                                       Portfolio Manager of Delaware International Advisers Ltd.
-------------------------------------------------------------------- ---------------------------------------------------------------
Hugh A. Serjeant*                                                    Portfolio Manager of Delaware International Advisers Ltd.
-------------------------------------------------------------------- ---------------------------------------------------------------
John C. E. Campbell**                                                Director of Delaware International Advisers Ltd.; Executive
                                                                     Vice President/Global Marketing & Client Services of Delaware
                                                                     Management Company (a series of Delaware Management Business
                                                                     Trust) and Delaware Investment Advisers (a series of Delaware
                                                                     Management Business Trust)
-------------------------------------------------------------------- ---------------------------------------------------------------
George E. Deming**                                                   Director of Delaware International Advisers Ltd.; Vice
                                                                     President/Senior Portfolio Manager of Delaware Management
                                                                     Company (a series of Delaware Management Business Trust) and
                                                                     Delaware Investment Advisers (a series of Delaware Management
                                                                     Business Trust)
-------------------------------------------------------------------- ---------------------------------------------------------------
David K. Downes**                                                    Director of Delaware International Advisers Ltd.; President,
                                                                     Chief Executive Officer, Chief Operating Officer, Chief
                                                                     Financial Officer and Director/Trustee of the Registrant and
                                                                     each of the other investment companies in the Delaware
                                                                     Investments family; President and Director of Delaware
                                                                     Management Company, Inc.; President of Delaware Management
                                                                     Company (a series of Delaware Management Business Trust);
                                                                     President, Chief Executive Officer and Director of Delaware
                                                                     Capital Management, Inc.; Chairman, President, Chief Executive
                                                                     Officer and Director of Delaware Service Company, Inc.;
                                                                     President, Chief Operating Officer, Chief Financial Officer and
                                                                     Director of Delaware International Holdings Ltd.; Chairman and
                                                                     Director of Delaware Management Trust Company and Retirement
                                                                     Financial Services, Inc.; Executive Vice President, Chief
                                                                     Operating Officer, Chief Financial Officer of Delaware
                                                                     Management Holdings, Inc., Founders CBO Corporation, Delaware
                                                                     Investment Advisers (a series of Delaware Management Business
                                                                     Trust) and Delaware Distributors, L.P.; Executive Vice
                                                                     President, Chief Operating Officer, Chief Financial Officer and
                                                                     Director of DMH Corp., Delaware Distributors, Inc., Founders
                                                                     Holdings, Inc. and Delvoy, Inc.; Executive Vice President and
                                                                     Trustee of Delaware Management Business Trust

                                                                     Chief Executive Officer and Director of Forewarn, Inc. since
                                                                     1993, 8 Clayton Place, Newtown Square, PA
-------------------------------------------------------------------- ---------------------------------------------------------------

-------------------------------------------------------------------- ---------------------------------------------------------------
                                                                     Positions and Offices with the Manager and its Affiliates and
Name and Principal Business Address                                  Other Positions and Offices Held
-------------------------------------------------------------------- ---------------------------------------------------------------
Richard J. Flannery**                                                Director of Delaware International Advisers Ltd.; Executive
                                                                     Vice President/General Counsel of the Registrant and each of the other investment companies in the Delaware Investments family, Delaware Management Holdings, Inc., Delaware
                                                                     Distributors, L.P., Delaware Management Company (a series of
                                                                     Delaware Management Business Trust), Delaware Investment
                                                                     Advisers (a series of Delaware Management Business Trust) and
                                                                     Founders CBO Corporation; Executive Vice President/General
                                                                     Counsel and Director of Delaware International Holdings Ltd.,
                                                                     Founders Holdings, Inc., Delvoy, Inc., DMH Corp., Delaware
                                                                     Management Company, Inc., Delaware Service Company, Inc.,
                                                                     Delaware Capital Management, Inc., Retirement Financial
                                                                     Services, Inc., Delaware Distributors, Inc. and Delaware
                                                                     Management Trust Company; Executive Vice President and Trustee
                                                                     of Delaware Management Business Trust; Director of HYPPCO
                                                                     Finance Company Ltd.

                                                                     Limited Partner of Stonewall Links, L.P. since 1991, Bulltown
                                                                     Rd., Elverton, PA; Director and Member of Executive Committee
                                                                     of Stonewall Links, Inc. since 1991, Bulltown Rd., Elverton, PA

-------------------------------------------------------------------- ---------------------------------------------------------------

-------------------------------------------------------------------- ---------------------------------------------------------------
                                                                     Positions and Offices with the Manager and its Affiliates and
Name and Principal Business Address                                  Other Positions and Offices Held
-------------------------------------------------------------------- ---------------------------------------------------------------
Wayne A. Stork**                                                     Director of Delaware International Advisers Ltd.; Chairman,
                                                                     Director/Trustee of the Fund and each of the other 32
                                                                     investment companies in the Delaware Investments family;
                                                                     Chairman and Director of Delaware Management Holdings, Inc.;
                                                                     Prior to January 1, 1999, Mr. Stork was Director of Delaware
                                                                     Capital Management, Inc.; Chairman, President and Chief
                                                                     Executive Officer and Director/Trustee of DMH Corp., Delaware
                                                                     Distributors, Inc. and Founders Holdings, Inc.; Chairman,
                                                                     President, Chief Executive Officer, Chief Investment Officer
                                                                     and Director/Trustee of Delaware Management Company, Inc. and
                                                                     Delaware Management Business Trust; Chairman, President, Chief
                                                                     Executive Officer and Chief Investment Officer of Delaware
                                                                     Management Company (a series of Delaware Management Business
                                                                     Trust); Chairman, Chief Executive Officer and Chief Investment
                                                                     Officer of Delaware Investment Advisers (a series of Delaware
                                                                     Management Business Trust); Chairman and Chief Executive
                                                                     Officer of Delaware International Advisers Ltd.; Chairman,
                                                                     Chief Executive Officer and Director of Delaware International
                                                                     Holdings Ltd.; Chief Executive Officer of Delaware Management
                                                                     Holdings, Inc.; President and Chief Executive Officer of
                                                                     Delvoy, Inc.; Chairman of Delaware Distributors, L.P.; Director
                                                                     of Delaware Service Company, Inc. and Retirement Financial
                                                                     Services, Inc.

-------------------------------------------------------------------- ---------------------------------------------------------------
Richard G. Unruh**                                                   Director of Delaware International Advisers Ltd.; Executive
                                                                     Vice President and Chief Investment Officer, Equity of the
                                                                     Fund, and each of the other 32 investment companies in the
                                                                     Delaware Investments family; Chief Executive Officer/Chief
                                                                     Investment Officer of Delaware Investment Advisers (a series of Delaware Management Business Trust); Executive Vice
                                                                     President of Delaware Management Holdings, Inc. and Delaware
                                                                     Capital Management, Inc.; Executive Vice President/Chief
                                                                     Investment Officer of Delaware Management Company (a series of
                                                                     Delaware Management Business Trust); Executive Vice President
                                                                     and Trustee of Delaware Management Business Trust

                                                                     Board of Directors, Chairman of Finance Committee, Keystone
                                                                     Insurance Company since 1989, 2040 Market Street, Philadelphia,
                                                                     PA; Board of Directors, Chairman of Finance Committee, AAA Mid
                                                                     Atlantic, Inc. since 1989, 2040 Market Street, Philadelphia,
                                                                     PA; Board of Directors, Metron, Inc. since 1995, 11911 Freedom
                                                                     Drive, Reston, VA
-------------------------------------------------------------------- ---------------------------------------------------------------

*  Business address of each is Third Floor, 80 Cheapside, London, England
   EC2V 6EE.
** Business address of each is 1818 Market Street, Philadelphia, PA 19103.

          (b) Delaware Management Company, a series of Delaware Management Business Trust, (the "Manager") serves as sub-adviser to the Registrant and also serves as investment manager or sub-adviser to certain of the other funds in the Delaware Investments family (Delaware Group Equity Funds I, Inc., Delaware Group Equity Funds II, Inc., Delaware Group Equity Funds III, Inc., Delaware Group Equity Funds IV, Inc., Delaware Group Equity Funds V, Inc., Delaware Group Government Fund, Delaware Group Income Funds, Delaware Group Limited-Term Government Funds, Inc., Delaware Group Cash Reserve, Inc., Delaware Group Tax-Free Fund, Inc., Delaware Group State Tax-Free Income Trust, Delaware Group Tax-Free Money Fund, Delaware Group Premium Fund, Inc., Delaware Pooled Trust, Inc., Delaware Group Adviser Funds, Inc., Delaware Group Dividend and Income Fund, Inc., Delaware Group Global Dividend and Income Fund, Inc., Delaware Group Foundation Funds, Voyageur Intermediate Tax-Free Funds, Voyageur Tax-Free Funds, Voyageur Funds, Inc., Voyageur Insured Funds, Voyageur Investment Trust, Voyageur Mutual Funds, Voyageur Mutual Funds II, Voyageur Mutual Funds III, Inc., Voyageur Arizona Municipal Income Fund, Inc., Voyageur Colorado Insured Municipal Income Fund, Inc., Voyageur Florida Insured Municipal Income Fund, Voyageur Minnesota Municipal Fund, Inc., Voyageur Minnesota Municipal Fund II,

Inc. and Voyageur Minnesota Municipal Fund III, Inc.). In addition, certain officers of the Manager also serve as directors/trustees of the other funds in the Delaware Investments family, and certain officers are also officers of these other funds. A company indirectly owned by the Manager's indirect parent company acts as principal underwriter to the mutual funds in the Delaware Investments family (see Item 27 below) and another such company acts as the shareholder services, dividend disbursing, accounting servicing and transfer agent for all of the mutual funds in the Delaware Investments family.

               The following persons serving as directors or officers of the Manager have held the following positions during the past two years:

------------------------------------------------- ------------------------------------------------------------------------------
                                                  Positions and Offices with Delaware Management Company and its affiliates
Name and Principal Business Address*              and other Positions and Offices Held
------------------------------------------------- ------------------------------------------------------------------------------
David K. Downes                                   President of Delaware Management Company (a series of Delaware Management
                                                  Business Trust); President, Chief Executive Officer and Director of Delaware
                                                  Capital Management, Inc.; Director of Delaware International Advisers Ltd.;
                                                  President, Chief Executive Officer, Chief Operating Officer, Chief Financial
                                                  Officer and Director/Trustee of the Registrant and each of the other investment companies in the Delaware Investments family; President and
                                                  Director of Delaware Management Company, Inc.; Chairman, President, Chief
                                                  Executive Officer and Director of Delaware Service Company, Inc.; President,
                                                  Chief Operating Officer, Chief Financial Officer and Director of Delaware
                                                  International Holdings Ltd.; Chairman and Director of Delaware Management
                                                  Trust Company and Retirement Financial Services, Inc.; Executive Vice
                                                  President, Chief Operating Officer, Chief Financial Officer of Delaware
                                                  Management Holdings, Inc., Founders CBO Corporation, Delaware Investment
                                                  Advisers (a series of Delaware Management Business Trust) and Delaware
                                                  Distributors, L.P.; Executive Vice President, Chief Operating Officer, Chief
                                                  Financial Officer and Director of DMH Corp., Delaware Distributors, Inc.,
                                                  Founders Holdings, Inc. and Delvoy, Inc.; Executive Vice President and
                                                  Trustee of Delaware Management Business Trust

                                                  Chief Executive Officer and Director of Forewarn, Inc. since 1993, 8
                                                  Clayton Place, Newtown Square, PA

------------------------------------------------- ------------------------------------------------------------------------------

------------------------------------------------- ------------------------------------------------------------------------------
Name and Principal Business Address*              Positions and Offices with Delaware Management Company and its affiliates and other Positions and Offices Held
------------------------------------------------- ------------------------------------------------------------------------------
Richard J. Flannery                               Executive Vice President/General Counsel of the Registrant and each of the other investment companies in the Delaware Investments family, Delaware
                                                  Management Holdings, Inc., Delaware Distributors, L.P., Delaware Management
                                                  Company (a series of Delaware Management Business Trust), Delaware
                                                  Investment Advisers (a series of Delaware Management Business Trust) and
                                                  Founders CBO Corporation; Director of Delaware International Advisers Ltd.;
                                                  Executive Vice President/General Counsel and Director of Delaware
                                                  International Holdings Ltd., Founders Holdings, Inc., Delvoy, Inc., DMH
                                                  Corp., Delaware Management Company, Inc., Delaware Service Company, Inc.,
                                                  Delaware Capital Management, Inc., Retirement Financial Services, Inc.,
                                                  Delaware Distributors, Inc. and Delaware Management Trust Company;
                                                  Executive Vice President and Trustee of Delaware Management Business Trust;
                                                  Director of HYPPCO Finance Company Ltd.

                                                  Limited Partner of Stonewall Links, L.P. since 1991, Bulltown Rd., Elverton,
                                                  PA; Director and Member of Executive Committee of Stonewall Links, Inc.
                                                  since 1991, Bulltown Rd., Elverton, PA
------------------------------------------------- ------------------------------------------------------------------------------
Richard G. Unruh                                  Executive Vice President/Chief Investment Officer of Delaware Management
                                                  Company (a series of Delaware Management Business Trust); Director of
                                                  Delaware International Advisers Ltd.; Executive Vice President and Chief
                                                  Investment Officer, Equity of the Registrant and each of the other investment companies in the Delaware Investments family; Chief Executive
                                                  Officer/Chief Investment Officer of Delaware Investment Advisers (a series of Delaware Management Business Trust); Executive Vice President of Delaware
                                                  Management Holdings, Inc. and Delaware Capital Management, Inc.; Executive
                                                  Vice President and Trustee of  Delaware Management Business Trust

                                                  Board of Directors, Chairman of Finance Committee, Keystone Insurance Company
                                                  since 1989, 2040 Market Street, Philadelphia, PA; Board of Directors, Chairman of
                                                  Finance Committee, AAA Mid Atlantic, Inc. since 1989, 2040 Market Street,
                                                  Philadelphia, PA; Board of Directors, Metron, Inc. since 1995, 11911 Freedom
                                                  Drive, Reston, VA
------------------------------------------------- ------------------------------------------------------------------------------
H. Thomas McMeekin(1)                             Executive Vice President of Delaware Management Business Trust; Executive Vice
                                                  President/Chief Investment Officer DMC-Fixed Income of Delaware Management Company
                                                  (a series of Delaware Management Business Trust); Executive Vice President/Chief
                                                  Investment Officer DIA-Fixed Income of Delaware Investment Advisers (a series of
                                                  Delaware Management Business Trust); Executive Vice President of Delaware Capital
                                                  Management, Inc.; Executive Vice President and Director of Delaware Management
                                                  Holdings, Inc.; Executive Vice President and Chief Investment Officer, Fixed
                                                  Income of the Registrant and each of the other investment companies in the
                                                  Delaware Investments family.
------------------------------------------------- ------------------------------------------------------------------------------
William E. Dodge(2)                               Executive Vice President/Chief Investment Officer, DMC-Equity of Delaware
                                                  Management Company (a series of Delaware Management Trust Company); Executive Vice
                                                  President of Delaware Management Business Trust; President/Chief Investment
                                                  Officer, DIA-Equity of Delaware Investment Advisers (a series of Delaware
                                                  Management Business Trust)
------------------------------------------------- ------------------------------------------------------------------------------
Douglas L. Anderson                               Senior Vice President/Operations of Delaware Management Company (a series of
                                                  Delaware Management Business Trust); Senior Vice President/Operations of
                                                  Delaware Service Company, Inc.; Senior Vice President/Operations of
                                                  Retirement Financial Services, Inc.; Senior Vice President/Operations of
                                                  Delaware Management Trust Company.
------------------------------------------------- ------------------------------------------------------------------------------

------------------------------------------------- ------------------------------------------------------------------------------
                                                  Positions and Offices with Delaware Management Company and its affiliates
Name and Principal Business Address*              and other Positions and Offices Held
------------------------------------------------- ------------------------------------------------------------------------------
Michael P. Bishof                                 Senior Vice President/Investment Accounting of Delaware Management Company
                                                  (a series of Delaware Management Business Trust), Delaware Service Company,
                                                  Inc., Delaware Capital Management, Inc. and Founders Holdings, Inc.;
                                                  Senior Vice President and Treasurer of the Registrant and each of the other investment companies in the Delaware Investments family; Senior Vice
                                                  President and Treasurer/ Investment Accounting of Delaware Distributors,
                                                  L.P. and Delaware Investment Advisers (a series of Delaware Management
                                                  Business Trust); Senior Vice President/Manager of Investment Accounting of
                                                  Delaware International Holdings, Inc.; Senior Vice President and Assistant
                                                  Treasurer of Founders CBO Corporation
------------------------------------------------- ------------------------------------------------------------------------------
Robert J. DiBraccio                               Senior Vice President/Head of Equity Trading of Delaware Management Company (a
                                                  series of Delaware Management Business Trust); Senior Vice President/Head of
                                                  Equity Trading of Delaware Investment Advisers (a series of Delaware Management
                                                  Business Trust); Senior Vice President/Head of Equity Trading of Delaware Capital
                                                  Management, Inc.
------------------------------------------------- ------------------------------------------------------------------------------
John B. Fields                                    Senior Vice President/Senior Portfolio Manager of Delaware Management
                                                  Company  (a series of Delaware Management Business Trust); Trustee of
                                                  Delaware Management Business Trust; Senior Vice President/Senior Portfolio
                                                  Manager of Delaware Investment Advisers (a series of Delaware Management
                                                  Business Trust); Senior Vice President/Senior Portfolio Manager of Delaware
                                                  Capital Management, Inc.; Senior Vice President/Senior Portfolio Manager of
                                                  the Registrant and each of the other investment companies in the Delaware
                                                  Investments family.
------------------------------------------------- ------------------------------------------------------------------------------
Gerald S. Frey                                    Senior Vice President/Senior Portfolio Manager of the Registrant and each of the other investment companies in the Delaware Investments family, Delaware Management
                                                  Company (a series of Delaware Management Business Trust), Delaware Investment
                                                  Advisers (a series of Delaware Management Business Trust) and Delaware Capital
                                                  Management, Inc.
------------------------------------------------- ------------------------------------------------------------------------------
Susan L. Hanson                                   Senior Vice President/Global Marketing and Client Services of Delaware
                                                  Management Company  (a series of Delaware Management Business Trust); Senior
                                                  Vice President/Global Marketing and Client Services of Delaware Investment
                                                  Advisers (a series of Delaware Management Business Trust)
------------------------------------------------- ------------------------------------------------------------------------------
Joseph H. Hastings                                Senior Vice President/Corporate Controller and Treasurer of Delaware
                                                  Management Holdings, Inc., DMH Corp., Delvoy , Inc., Delaware Management
                                                  Company, Inc., Delaware Management Business Trust, Delaware Management
                                                  Company (a series of Delaware Management Business Trust), Delaware
                                                  Distributors, L.P., Delaware Distributors, Inc., Delaware Service Company,
                                                  Inc., Delaware Capital Management, Inc., Delaware International Holdings
                                                  Ltd., Founders Holdings, Inc. and Delaware Management Business Trust; Senior
                                                  Vice President/Corporate Controller of the Registrant and each of the other investment companies in the Delaware Investments family and Delaware
                                                  Investment Advisers (a series of Delaware Management Business Trust);
                                                  Executive Vice President/Chief Financial Officer/Treasurer of Delaware
                                                  Management Trust Company; Senior Vice President/Assistant Treasurer of
                                                  Founders CBO Corporation; Chief Financial Officer of Retirement Financial
                                                  Services, Inc.
------------------------------------------------- ------------------------------------------------------------------------------
Joanne O. Hutcheson                               Senior Vice President/Human Resources of Delaware Management Company  (a
                                                  series of Delaware Management Business Trust); Senior Vice President/Human
                                                  Resources of Delaware Management Holdings, Inc.; Senior Vice President/Human
                                                  Resources of DMH Corp.; Senior Vice President/Human Resources of Delvoy,
                                                  Inc.; Senior Vice President/Human Resources of Delaware Management Company,
                                                  Inc.; Senior Vice President/Human Resources of Delaware Management Business
                                                  Trust; Senior Vice President/Human Resources of Delaware Investment Advisers
                                                  (a series of Delaware Management Business Trust); Senior Vice
------------------------------------------------- ------------------------------------------------------------------------------

------------------------------------------------- ------------------------------------------------------------------------------
                                                  Positions and Offices with Delaware Management Company and its affiliates
Name and Principal Business Address*              and other Positions and Offices Held
------------------------------------------------- ------------------------------------------------------------------------------
                                                  President/Human Resources of  Delaware Service Company, Inc.; Senior Vice
                                                  President/Human Resources of  Delaware Capital Management, Inc.; Senior Vice
                                                  President/Human Resources of  Delaware Retirement Financial Services, Inc.;
                                                  Senior Vice President/Human Resources of  Delaware Management Trust Company;
                                                  Senior Vice President/Human Resources of  Delaware Distributors, Inc.;
                                                  Senior Vice President/Human Resources of  Delaware Distributors, L.P.;
                                                  Senior Vice President/Human Resources of the Registrant and each of the other investment companies in the Delaware Investments family
------------------------------------------------- ------------------------------------------------------------------------------
Richelle S. Maestro                               Senior Vice President, Deputy General Counsel and Secretary of Delaware
                                                  Management Company (a series of Delaware Management Business Trust); Senior
                                                  Vice President, Deputy General Counsel and Secretary of Delaware Management
                                                  Holdings, Inc.; Senior Vice President, Deputy General Counsel and Secretary
                                                  of DMH Corp.; Senior Vice President, Deputy General Counsel and Secretary of
                                                  Delaware Management Business Trust; Senior Vice President, Deputy General
                                                  Counsel and Secretary of Delaware Investment Advisers (a series of Delaware
                                                  Management Business Trust); Senior Vice President, Deputy General Counsel
                                                  and Secretary of Retirement Financial Services, Inc.; Senior Vice President,
                                                  Deputy General Counsel and Secretary of Delaware Distributors, Inc.; Senior
                                                  Vice President, Deputy General Counsel and Assistant Secretary of Delaware
                                                  Distributors, L.P.; Senior Vice President, Secretary and Deputy General
                                                  Counsel of Delaware Management Trust Company; Senior Vice President,
                                                  Secretary and Deputy General Counsel of Delaware International Holdings
                                                  Ltd.; Senior Vice President, Secretary and Deputy General Counsel of Delvoy,
                                                  Inc.; Senior Vice President, Secretary and Deputy General Counsel of
                                                  Delaware Management Company, Inc.; Senior Vice President, Secretary and
                                                  Deputy General Counsel of Delaware Service Company, Inc.; Senior Vice
                                                  President, Secretary and Deputy General Counsel of Delaware Capital
                                                  Management, Inc.; Secretary of Founders CBO Corporation; Senior Vice
                                                  President, Deputy General Counsel and Secretary of Founders Holdings, Inc.;
                                                  Senior Vice President, Deputy General Counsel and Assistant Secretary of the
                                                  Registrant and each of the other investment companies in the Delaware
                                                  Investments family

                                                  General Partner of Tri-R Associates since 1989, 10001 Sandmeyer Lane,
                                                  Philadelphia, PA.
------------------------------------------------- ------------------------------------------------------------------------------
Eric E. Miller                                    Senior Vice President, Deputy General Counsel and Assistant Secretary of
                                                  Delaware Management Company (a series of Delaware Management Business
                                                  Trust); Senior Vice President, Deputy General Counsel and Assistant
                                                  Secretary of Delaware Management Holdings, Inc.; Senior Vice President,
                                                  Deputy General Counsel and Assistant Secretary of DMH Corp.; Senior Vice
                                                  President, Deputy General Counsel and Assistant Secretary of Delvoy, Inc.;
                                                  Senior Vice President, Deputy General Counsel and Assistant Secretary of
                                                  Delaware Management Company, Inc.; Senior Vice President, Deputy General
                                                  Counsel and Assistant Secretary of Delaware Management Business Trust;
                                                  Senior Vice President, Deputy General Counsel and Assistant Secretary of
                                                  Delaware Investment Advisers (a series of Delaware Management Business
                                                  Trust); Senior Vice President, Deputy General Counsel and Assistant
                                                  Secretary of Delaware Service Company, Inc.; Senior Vice President, Deputy
                                                  General Counsel and Assistant Secretary of Delaware Capital Management,
                                                  Inc.; Senior Vice President, Deputy General Counsel and Assistant Secretary
                                                  of Retirement Financial Services, Inc.; Senior Vice President, Deputy
                                                  General Counsel and Assistant Secretary of Delaware Distributors, Inc.;
                                                  Senior Vice President, Deputy General Counsel and Assistant Secretary of
                                                  Delaware Distributors, L.P.; Senior Vice President, Deputy General Counsel
                                                  and Assistant Secretary of Founders Holdings, Inc.; Senior Vice President,
                                                  Deputy General Counsel and Secretary of the Registrant and each of the other investment companies in the Delaware Investments family
------------------------------------------------- ------------------------------------------------------------------------------

------------------------------------------------- ------------------------------------------------------------------------------
                                                  Positions and Offices with Delaware Management Company and its affiliates
Name and Principal Business Address*              and other Positions and Offices Held
------------------------------------------------- ------------------------------------------------------------------------------
James L. Shields                                  Senior Vice President, Chief Information Officer of Delaware Management
                                                  Company (a series of Delaware Management Business Trust); Senior Vice
                                                  President, Chief Information Officer of Delaware Investment Advisers (a
                                                  series of Delaware Management Business Trust); Senior Vice President, Chief
                                                  Information Officer of Delaware Service Company, Inc.; Senior Vice
                                                  President, Chief Information Officer of Delaware Capital Management Company,
                                                  Inc.; Senior Vice President, Chief Information Officer of Retirement
                                                  Financial Services, Inc.; Senior Vice President, Chief Information Officer
                                                  of Delaware Distributors, L.P.
------------------------------------------------- ------------------------------------------------------------------------------
Gary T. Abrams                                    Vice President/Equity Trading of Delaware Management Company (a series of
                                                  Delaware Management Business Trust); Vice President/Equity Trading of
                                                  Delaware Investment Advisers (a series of Delaware Management Business Trust)
------------------------------------------------- ------------------------------------------------------------------------------
Christopher S. Adams                              Vice President/Equity Analyst of Delaware Management Company (a series of
                                                  Delaware Management Business Trust); Vice President/Equity Analyst of
                                                  Delaware Investment Advisers (a series of Delaware Management Business Trust)
------------------------------------------------- ------------------------------------------------------------------------------
Robert L. Arnold                                  Vice President/Senior Portfolio Manager of Delaware Management Company (a
                                                  series of Delaware Management Business Trust); Vice President/Senior
                                                  Portfolio Manager of Delaware Investment Advisers (a series of Delaware
                                                  Management Business Trust); Vice President/Senior Portfolio Manager of
                                                  Delaware Capital Management, Inc.; Vice President/Senior Portfolio Manager
                                                  of the Registrant and each of the other investment companies in the Delaware
                                                  Investments family
------------------------------------------------- ------------------------------------------------------------------------------
Marshall T. Bassett                               Vice President/Portfolio Manager of Delaware Management Company (a series of
                                                  Delaware Management Business Trust); Vice President/Portfolio Manager of Delaware
                                                  Investment Advisers (a series of Delaware Management Business Trust); Vice
                                                  President/Portfolio Manager of each fund in the Delaware Investments family
------------------------------------------------- ------------------------------------------------------------------------------
Christopher S. Beck                               Vice President/Senior Portfolio Manager of Delaware Management Company (a series of Delaware Management Business Trust); Vice President/Senior Portfolio Manager of
                                                  Delaware Investment Advisers (a series of Delaware Management Business Trust);
                                                  Vice President/Senior Portfolio Manager of each fund in the Delaware Investments family.

                                                  Trustee of New Castle County Pension Board since October 1992, Wilmington DE.
------------------------------------------------- ------------------------------------------------------------------------------
Richard E. Beister                                Vice President/Trading Operations of Delaware Management Company (a series of Delaware Management Business Trust); Vice President/Trading Operations of
                                                  Delaware Investment Advisers (a series of Delaware Management Business Trust)
------------------------------------------------- ------------------------------------------------------------------------------
Lisa O. Brinkley                                  Vice President/Compliance Director of Delaware Management Company (a series of Delaware Management Business Trust); Vice President/Compliance Director
                                                  of Delaware Management Holdings, Inc.; Vice President/Compliance Director of
                                                  DMH Corp.; Vice President/Compliance Director of Delvoy, Inc.; Vice
                                                  President/Compliance Director of Delaware Management Company, Inc.; Vice
                                                  President/Compliance Director of Delaware Management Business Trust; Vice
                                                  President/Compliance Director of Delaware Investment Advisers (a series of
                                                  Delaware Management Business Trust);Vice President/Compliance Director of
                                                  Delaware Service Company, Inc.; Vice President/Compliance Director of
                                                  Delaware Capital Management, Inc.; Vice President/Compliance Director of
                                                  Retirement Financial Services, Inc.; Vice President/Compliance
                                                  Director/Assistant Secretary of Delaware Management Business Trust; Vice
                                                  President/Compliance Director of Delaware Distributors, Inc.; Vice
                                                  President/Compliance Director of Delaware Distributors, L.P.; Vice
                                                  President/Compliance Director of the Registrant and each of the other investment companies in the Delaware Investments family
------------------------------------------------- ------------------------------------------------------------------------------

------------------------------------------------- ------------------------------------------------------------------------------
                                                  Positions and Offices with Delaware Management Company and its affiliates
Name and Principal Business Address*              and other Positions and Offices Held
------------------------------------------------- ------------------------------------------------------------------------------
Michael P. Buckley                                Vice President/Portfolio Manager/Senior Municipal Analyst of Delaware
                                                  Management Company (a series of Delaware Management Business Trust); Vice
                                                  President/Portfolio Manager/Senior Municipal Analyst of Delaware Investment
                                                  Advisers (a series of Delaware Management Business Trust); Vice
                                                  President/Portfolio Manager/Senior Municipal Analyst of the Registrant and
                                                  each of the other investment companies in the Delaware Investments family
------------------------------------------------- ------------------------------------------------------------------------------
MaryEllen M. Carrozza                             Vice President/Client Services of Delaware Management Company (a series of
                                                  Delaware Management Business Trust);Vice President/Client Services of Delaware
                                                  Investment Advisers (a series of Delaware Management Business Trust);Vice
                                                  President/Client Services of the Registrant and each of the other investment companies in the Delaware Investments family
------------------------------------------------- ------------------------------------------------------------------------------
Stephen R. Cianci                                 Vice President/Portfolio Manager of Delaware Management Company (a series of
                                                  Delaware Management Business Trust); Vice President/Portfolio Manager of Delaware
                                                  Investment Advisers (a series of Delaware Management Business Trust); Vice
                                                  President/Portfolio Manager of the Registrant and each of the other investment companies in the Delaware Investments family
------------------------------------------------- ------------------------------------------------------------------------------
Mitchell L. Conery                                Vice President/Senior Portfolio Manager of Delaware Management Company (a
                                                  series of Delaware Management Business Trust); Vice President/Senior
                                                  Portfolio Manager of Delaware Investment Advisers (a series of Delaware
                                                  Management Business Trust); Vice President/Senior Portfolio Manager of the
                                                  Registrant and each of the other investment companies in the Delaware
                                                  Investments family
------------------------------------------------- ------------------------------------------------------------------------------
Timothy G. Connors                                Vice President/Senior Portfolio Manager of Delaware Management Company (a
                                                  series of Delaware Management Business Trust); Vice President/Senior
                                                  Portfolio Manager of Delaware Investment Advisers (a series of Delaware
                                                  Management Business Trust); Vice President/Senior Portfolio Manager of the
                                                  Registrant and each of the other investment companies in the Delaware
                                                  Investments family
------------------------------------------------- ------------------------------------------------------------------------------
Patrick P. Coyne                                  Vice President/Senior Portfolio Manager of Delaware Management Company (a
                                                  series of Delaware Management Business Trust); Vice President/Senior
                                                  Portfolio Manager of Delaware Investment Advisers (a series of Delaware
                                                  Management Business Trust); Vice President/Senior Portfolio Manager of
                                                  Delaware Capital Management, Inc.; Vice President/Senior Portfolio Manager
                                                  of the Registrant and each of the other investment companies in the Delaware
                                                  Investments family
------------------------------------------------- ------------------------------------------------------------------------------
George E. Deming                                  Vice President/Senior Portfolio Manager of Delaware Management Company (a
                                                  series of Delaware Management Business Trust); Vice President/Senior
                                                  Portfolio Manager of Delaware Investment Advisers (a series of Delaware
                                                  Management Business Trust); Vice President/Senior Portfolio Manager of the
                                                  Registrant and each of the other investment companies in the Delaware
                                                  Investments family
------------------------------------------------- ------------------------------------------------------------------------------
James P. Dokas                                    Vice President/Portfolio Manager of Delaware Management Company (a series of
                                                  Delaware Management Business Trust); Vice President/Portfolio Manager of Delaware
                                                  Investment Advisers (a series of Delaware Management Business Trust); Vice
                                                  President/ Portfolio Manager of the Registrant and each of the other investment companies in the Delaware Investments family
------------------------------------------------- ------------------------------------------------------------------------------
Michael J. Dugan                                  Vice President/Senior Portfolio Manager of Delaware Management Company (a
                                                  series of Delaware Management Business Trust); Vice President/Senior
                                                  Portfolio Manager of Delaware Investment Advisers (a series of Delaware
                                                  Management Business Trust); Vice President/Senior Portfolio Manager of the
                                                  Registrant and each of the other investment companies in the Delaware
                                                  Investments family
------------------------------------------------- ------------------------------------------------------------------------------
Roger A. Early                                    Vice President/Senior Portfolio Manager of Delaware Management Company (a
                                                  series of Delaware Management Business Trust); Vice President/Senior
                                                  Portfolio Manager of Delaware Investment Advisers (a series of Delaware
                                                  Management Business Trust); Vice President/Senior Portfolio Manager of the
                                                  Registrant and each of the other investment companies in the Delaware
                                                  Investments family
------------------------------------------------- ------------------------------------------------------------------------------

------------------------------------------------- ------------------------------------------------------------------------------
                                                  Positions and Offices with Delaware Management Company and its affiliates
Name and Principal Business Address*              and other Positions and Offices Held
------------------------------------------------- ------------------------------------------------------------------------------
Joel A. Ettinger                                  Vice President/Taxation of Delaware Management Company (a series of Delaware
                                                  Management Business Trust);Vice President/Taxation of Delaware Management
                                                  Holdings, Inc.; Vice President/Taxation of DMH Corp.; Vice
                                                  President/Taxation of Delvoy, Inc.; Vice President/Taxation of Delaware
                                                  Management Company, Inc.; Vice President/Taxation of Delaware Management
                                                  Business Trust; Vice President/Taxation of Delaware Investment Advisers (a
                                                  series of Delaware Management Business Trust);Vice President/Taxation of
                                                  Delaware Service Company, Inc.; Vice President/Taxation of Delaware Capital
                                                  Management, Inc.; Vice President/Taxation of Retirement Financial Services,
                                                  Inc.; Vice President/Taxation of Delaware Distributors, Inc.; Vice
                                                  President/Taxation of Delaware Distributors, L.P.; Vice President/Taxation
                                                  of Founders Holdings, Inc.; Vice President/Taxation of Founders CBO
                                                  Corporation; Vice President/Taxation of the Registrant and each of the other investment companies in the Delaware Investments family
------------------------------------------------- ------------------------------------------------------------------------------
Joseph Fiorilla                                   Vice President/Performance Analyst of Delaware Management Company (a series of Delaware Management Business Trust); Vice President/Performance Analyst
                                                  of Delaware Investment Advisers (a series of Delaware Management Business
                                                  Trust)
------------------------------------------------- ------------------------------------------------------------------------------
James A. Furgele                                  Vice President/Investment Accounting of Delaware Management Company (a
                                                  series of Delaware Management Business Trust);Vice President/Investment
                                                  Accounting of Delaware Investment Advisers (a series of Delaware Management
                                                  Business Trust); Vice President/Investment Accounting of Delaware Service
                                                  Company, Inc.; Vice President/Investment Accounting of the Registrant and
                                                  each of the other investment companies in the Delaware Investments family
------------------------------------------------- ------------------------------------------------------------------------------
Thomas C. Gariepy(3)                              Vice President/Director of Corporate Communications of Delaware Management
                                                  Company (a series of Delaware Management Business Trust); Vice
                                                  President/Director of Corporate Communications of Delaware Investment
                                                  Advisers (a series of Delaware Management Business Trust)
------------------------------------------------- ------------------------------------------------------------------------------
Stuart M. George                                  Vice President/Equity Trading of Delaware Management Company (a series of
                                                  Delaware Management Business Trust);Vice President/Equity Trading of
                                                  Delaware Investment Advisers (a series of Delaware Management Business Trust)
------------------------------------------------- ------------------------------------------------------------------------------
Barry Gladstein                                   Vice President/Business Manager of Delaware Management Company (a series of
                                                  Delaware Management Business Trust);Vice President/Business Manager of
                                                  Delaware Investment Advisers (a series of Delaware Management Business Trust)
------------------------------------------------- ------------------------------------------------------------------------------
Paul Grillo                                       Vice President/Portfolio Manager of Delaware Management Company (a series of
                                                  Delaware Management Business Trust); Vice President/Portfolio Manager of Delaware
                                                  Investment Advisers (a series of Delaware Management Business Trust); Vice
                                                  President/Portfolio Manager of the Registrant and each of the other investment companies in the Delaware Investments family
------------------------------------------------- ------------------------------------------------------------------------------
Brian T. Hannon                                   Vice President of Delaware Management Company (a series of Delaware Management
                                                  Business Trust); Vice President of Delaware Investment Advisers (a series of
                                                  Delaware Management Business Trust); Vice President/Senior Portfolio Manager of
                                                  the Registrant and each of the other investment companies in the Delaware
                                                  Investments family
------------------------------------------------- ------------------------------------------------------------------------------
John A. Heffern                                   Vice President/Portfolio Manager of Delaware Management Company (a series of
                                                  Delaware Management Business Trust); Vice President/Portfolio Manager of Delaware
                                                  Investment Advisers (a series of Delaware Management Business Trust); Vice
                                                  President/Portfolio Manager of the Registrant and each of the other investment companies in the Delaware Investments family
------------------------------------------------- ------------------------------------------------------------------------------

------------------------------------------------- ------------------------------------------------------------------------------
                                                  Positions and Offices with Delaware Management Company and its affiliates
Name and Principal Business Address*              and other Positions and Offices Held
------------------------------------------------- ------------------------------------------------------------------------------
Elizabeth H. Howell                               Vice President/Senior Portfolio Manager of Delaware Management Company (a
                                                  series of Delaware Management Business Trust); Vice President/Senior
                                                  Portfolio Manager of Delaware Investment Advisers (a series of Delaware
                                                  Management Business Trust); Vice President/Senior Portfolio Manager of the
                                                  Registrant and each of the other investment companies in the Delaware
                                                  Investments family
------------------------------------------------- ------------------------------------------------------------------------------
Jeffrey W. Hynoski                                Vice President/Portfolio Manager of Delaware Management Company (a series of
                                                  Delaware Management Business Trust);Vice President/Portfolio Manager of Delaware
                                                  Investment Advisers (a series of Delaware Management Business Trust);Vice
                                                  President/Portfolio Manager of the Registrant and each of the other investment companies in the Delaware Investments family
------------------------------------------------- ------------------------------------------------------------------------------
Cynthia Isom                                      Vice President/Portfolio Manager of Delaware Management Company (a series of
                                                  Delaware Management Business Trust); Vice President/Portfolio Manager of
                                                  Delaware Investment Advisers (a series of Delaware Management Business Trust);
                                                  Vice President/Portfolio Manager of the Registrant and each of the other investment companies in the Delaware Investments family
------------------------------------------------- ------------------------------------------------------------------------------
Karina J. Ivstan                                  Vice President/Strategic Planning of Delaware Management Company (a series of Delaware Management Business Trust); Vice President/Strategic Planning of
                                                  Delaware Management Holdings, Inc.; Vice President/Strategic Planning of
                                                  Delaware Management Business Trust; Vice President/Strategic Planning of
                                                  Delaware Investment Advisers (a series of Delaware Management Business
                                                  Trust); Vice President/Strategic Planning of Delaware Service Company, Inc.;
                                                  Vice President/Strategic Planning of Delaware Capital Management, Inc.; Vice
                                                  President/Strategic Planning of Retirement Financial Services, Inc.; Vice
                                                  President/Strategic Planning of Delaware Management Trust Company; Vice
                                                  President/Strategic Planning of Delaware Distributors, L.P.; Vice
                                                  President/Strategic Planning of the Registrant and each of the other investment companies in the Delaware Investments family
------------------------------------------------- ------------------------------------------------------------------------------
Audrey E. Kohart                                  Vice President/Assistant Controller/Corporate Accounting of Delaware
                                                  Management Company (a series of Delaware Management Business Trust); Vice
                                                  President/Assistant Controller/Corporate Accounting of Delaware Investment
                                                  Advisers (a series of Delaware Management Business Trust)
------------------------------------------------- ------------------------------------------------------------------------------
Steven T. Lampe                                   Vice President/Portfolio Manager of Delaware Management Company (a series of
                                                  Delaware Management Business Trust); Vice President/ Portfolio Manager of Delaware
                                                  Investment Advisers (a series of Delaware Management Business Trust); Vice
                                                  President/Portfolio Manager of the Registrant and each of the other investment companies in the Delaware Investments family
------------------------------------------------- ------------------------------------------------------------------------------
Philip Y. Lin                                     Vice President, Associate General Counsel and Assistant Secretary of
                                                  Delaware Management Company (a series of Delaware Management Business
                                                  Trust); Vice President, Associate General Counsel and Assistant Secretary of
                                                  Delaware Investment Advisers (a series of Delaware Management Business
                                                  Trust); Vice President, Associate General Counsel and Assistant Secretary of
                                                  Delaware Service Company, Inc.; Vice President, Associate General Counsel
                                                  and Assistant Secretary of Delaware Capital Management, Inc.; Vice
                                                  President, Associate General Counsel and Assistant Secretary of Retirement
                                                  Financial Services, Inc.; Vice President, Associate General Counsel and
                                                  Assistant Secretary of Delaware Management Trust Company; Vice President,
                                                  Associate General Counsel and Assistant Secretary of Delaware Distributors,
                                                  L.P.; Vice President, Associate General Counsel and Assistant Secretary of
                                                  the Registrant and each of the other investment companies in the Delaware
                                                  Investments family
------------------------------------------------- ------------------------------------------------------------------------------
Michael D. Mabry                                  Vice President, Associate General Counsel and Assistant Secretary of
                                                  Delaware Management Company (a series of Delaware Management Business
                                                  Trust); Vice President, Associate General Counsel and Assistant Secretary of
                                                  Delaware Investment Advisers (a series of Delaware Management Business
------------------------------------------------- ------------------------------------------------------------------------------

------------------------------------------------- ------------------------------------------------------------------------------
                                                  Positions and Offices with Delaware Management Company and its affiliates
Name and Principal Business Address*              and other Positions and Offices Held
------------------------------------------------- ------------------------------------------------------------------------------
                                                  Trust); Vice President, Associate General Counsel and Assistant Secretary of
                                                  Delaware Service Company, Inc.; Vice President, Associate General Counsel
                                                  and Assistant Secretary of Delaware Capital Management, Inc.; Vice
                                                  President, Associate General Counsel and Assistant Secretary of Retirement
                                                  Financial Services, Inc.; Vice President, Associate General Counsel and
                                                  Assistant Secretary of Delaware Distributors, L.P.; Vice President,
                                                  Associate General Counsel and Assistant Secretary of the Registrant and each of the other investment companies in the Delaware Investments family
------------------------------------------------- ------------------------------------------------------------------------------
Paul A. Matlack                                   Vice President/Senior Portfolio Manager of Delaware Management Company (a
                                                  series of Delaware Management Business Trust); Vice President/Senior
                                                  Portfolio Manager of Delaware Investment Advisers (a series of Delaware
                                                  Management Business Trust); Vice President/Senior Portfolio Manager of
                                                  Founders Holdings, Inc., President and Director of Founders CBO Corporation;
                                                  Vice President/Senior Portfolio Manager of the Registrant and each of the other investment companies in the Delaware Investments family.
------------------------------------------------- ------------------------------------------------------------------------------
Andrew M. McCullagh, Jr.                          Vice President/Senior Portfolio Manager of Delaware Management Company (a
                                                  series of Delaware Management Business Trust); Vice President/Senior
                                                  Portfolio Manager of Delaware Investment Advisers (a series of Delaware
                                                  Management Business Trust); Vice President/Senior Portfolio Manager of the
                                                  Registrant and each of the other investment companies in the Delaware
                                                  Investments family
------------------------------------------------- ------------------------------------------------------------------------------
Francis X. Morris                                 Vice President/Senior Portfolio Manager of Delaware Management Company (a
                                                  series of Delaware Management Business Trust); Vice President/Senior
                                                  Portfolio Manager of Delaware Investment Advisers (a series of Delaware
                                                  Management Business Trust); Vice President/Senior Portfolio Manager of the
                                                  Registrant and each of the other investment companies in the Delaware
                                                  Investments family
------------------------------------------------- ------------------------------------------------------------------------------
Gerald T. Nichols                                 Vice President/Senior Portfolio Manager of Delaware Management Company (a
                                                  series of Delaware Management Business Trust); Vice President/Senior
                                                  Portfolio Manager of Delaware Investment Advisers (a series of Delaware
                                                  Management Business Trust); Vice President/Senior Portfolio Manager of
                                                  Founders Holdings, Inc., Treasurer, Assistant Secretary and Director of
                                                  Founders CBO Corporation; Vice President/Senior Portfolio Manager of the
                                                  Registrant and each of the other investment companies in the Delaware
                                                  Investments family
------------------------------------------------- ------------------------------------------------------------------------------
Robert A. Norton, Jr.                             Vice President/Research Analyst of Delaware Management Company (a series of
                                                  Delaware Management Business Trust); Vice President/Research Analyst of
                                                  Delaware Investment Advisers (a series of Delaware Management Business Trust)
------------------------------------------------- ------------------------------------------------------------------------------
David P. O'Connor                                 Vice President, Associate General Counsel and Assistant Secretary of
                                                  Delaware Management Company (a series of Delaware Management Business
                                                  Trust); Vice President, Associate General Counsel and Assistant Secretary of
                                                  Delaware Investment Advisers (a series of Delaware Management Business
                                                  Trust);Vice President, Associate General Counsel and Assistant Secretary of
                                                  Delaware Service Company, Inc.; Vice President, Associate General Counsel
                                                  and Assistant Secretary of Delaware Capital Management, Inc.; Vice
                                                  President, Associate General Counsel and Assistant Secretary of Retirement
                                                  Financial Services, Inc.; Vice President, Associate General Counsel and
                                                  Assistant Secretary of Delaware Distributors, L.P.; Vice President,
                                                  Associate General Counsel and Assistant Secretary of the Registrant and each of the other investment companies in the Delaware Investments family
------------------------------------------------- ------------------------------------------------------------------------------
Gary A. Reed                                      Vice President/Senior Portfolio Manager of Delaware Management Company (a
                                                  series of Delaware Management Business Trust); Vice President/Senior
                                                  Portfolio Manager of Delaware Investment Advisers (a series of Delaware
                                                  Management Business Trust); Vice President/Senior Portfolio Manager of the
                                                  Registrant and each of the other investment companies in the Delaware
                                                  Investments family
------------------------------------------------- ------------------------------------------------------------------------------

------------------------------------------------- ------------------------------------------------------------------------------
                                                  Positions and Offices with Delaware Management Company and its affiliates
Name and Principal Business Address*              and other Positions and Offices Held
------------------------------------------------- ------------------------------------------------------------------------------
Richard Salus                                     Vice President/Assistant Controller of Delaware Management Company (a series of
                                                  Delaware Management Business Trust); Vice President/Assistant Controller of
                                                  Delaware Investment Advisers (a series of Delaware Management Business Trust);
                                                  Vice President/Assistant Controller of Delaware Management Trust Company; Vice
                                                  President/Assistant Controller of Delaware International Holdings Ltd.
------------------------------------------------- ------------------------------------------------------------------------------
Richard D. Siedel                                 Vice President/Assistant Controller/Manager, Payroll of Delaware Management
                                                  Company (a series of Delaware Management Business Trust); Vice
                                                  President/Assistant Controller/Manager, Payroll of Delaware Investment
                                                  Advisers (a series of Delaware Management Business Trust)
------------------------------------------------- ------------------------------------------------------------------------------
Michael T. Taggart                                Vice President/Facilities and Administration Services of Delaware Management
                                                  Company (a series of Delaware Management Business Trust); Vice
                                                  President/Facilities and Administration Services of Delaware Investment
                                                  Advisers (a series of Delaware Management Business Trust); Vice
                                                  President/Facilities and Administration Services of Delaware Service
                                                  Company, Inc.; Vice President/Facilities and Administration Services of
                                                  Delaware Distributors, L.P.
------------------------------------------------- ------------------------------------------------------------------------------
Thomas J. Trotman                                 Vice President/Portfolio Manager of Delaware Management Company (a series of
                                                  Delaware Management Business Trust); Vice President/Portfolio Manager of Delaware
                                                  Investment Advisers (a series of Delaware Management Business Trust); Vice
                                                  President/Portfolio Manager of the Registrant and each of the other investment companies in the Delaware Investments family
------------------------------------------------- ------------------------------------------------------------------------------
Lori P. Wachs                                     Vice President/ Portfolio Manager of Delaware Management Company (a series of
                                                  Delaware Management Business Trust); Vice President/ Portfolio Manager of Delaware
                                                  Investment Advisers (a series of Delaware Management Business Trust); Vice
                                                  President/ Portfolio Manager of the Registrant and each of the other investment companies in the Delaware Investments family
------------------------------------------------- ------------------------------------------------------------------------------

*Business Address is 1818 Market Street, Philadelphia, PA 19103.

--------------------------------------------------------------------------------
(1) PRESIDENT AND DIRECTOR, Lincoln Investment Management, Inc. 1987 to present. EXECUTIVE VICE PRESIDENT/CHIEF INVESTMENT OFFICER of Lincoln National Corporation 1992 to present.
(2) PRESIDENT, DIRECTOR OF MARKETING AND SENIOR PORTFOLIO MANAGER, Marvin & Palmer Associates, Wilmington, DE 1996-1998.
(3) VICE PRESIDENT/DIRECTOR OF PUBLIC RELATIONS, Liberty Funds Distributor, Inc., Boston, MA, 1996-1998.
--------------------------------------------------------------------------------


Item 27.       Principal Underwriters.

                (a) Delaware Distributors, L.P. serves as principal underwriter for all the mutual funds in the Delaware Investments family.

                (b) Information with respect to each director, officer or
                    partner of principal underwriter:

--------------------------------------------- ------------------------------------------- -----------------------------------------
Name and Principal Business Address*          Positions and Offices with Underwriter      Positions and Offices with Registrant
------------------------------------          --------------------------------------      -------------------------------------
Delaware Distributors, Inc.                   General Partner                             None
--------------------------------------------- ------------------------------------------- -----------------------------------------
Delaware Investment Advisers                  Limited Partner                             None
--------------------------------------------- ------------------------------------------- -----------------------------------------
Delaware Capital Management, Inc.             Limited Partner                             None
--------------------------------------------- ------------------------------------------- -----------------------------------------

--------------------------------------------- ------------------------------------------- -----------------------------------------
Name and Principal Business Address*          Positions and Offices with Underwriter      Positions and Offices with Registrant
------------------------------------          --------------------------------------      -------------------------------------
Bruce D. Barton                               President and Chief Executive Officer       None
--------------------------------------------- ------------------------------------------- -----------------------------------------
David K. Downes                               Executive Vice President/Chief Operating    President and Chief Executive
                                              Officer/Chief Financial Officer             Officer/Chief Financial Officer/Chief
                                                                                          Operating Officer and Trustee
--------------------------------------------- ------------------------------------------- -----------------------------------------
Richard J. Flannery                           Executive Vice President/General Counsel    Executive Vice President/General Counsel
--------------------------------------------- ------------------------------------------- -----------------------------------------
Diane M. Anderson                             Senior Vice President/Retirement            None
                                              Operations
--------------------------------------------- ------------------------------------------- -----------------------------------------
Michael P. Bishof                             Senior Vice President/Treasurer/            Senior Vice President/Treasurer
                                              Investment Accounting
--------------------------------------------- ------------------------------------------- -----------------------------------------
Daniel J. Brooks III                          Senior Vice President/Wholesaler            None
--------------------------------------------- ------------------------------------------- -----------------------------------------
Terrence P. Cunningham                        Senior Vice President/National Sales        None
                                              Director, Financial Institutions
--------------------------------------------- ------------------------------------------- -----------------------------------------
Joseph H. Hastings                            Senior Vice President/Treasurer/            Senior Vice President/Corporate
                                              Corporate Controller                        Controller
--------------------------------------------- ------------------------------------------- -----------------------------------------
Joanne O. Hutcheson                           Senior Vice President/Human Resources       Senior Vice President/Human Resources
--------------------------------------------- ------------------------------------------- -----------------------------------------
Bradley L. Kolstoe                            Senior Vice President/Western Division      None
                                              Sales, Independent Plannner and Insurance
                                              Channel
--------------------------------------------- ------------------------------------------- -----------------------------------------
Richelle S. Maestro                           Senior Vice President/Deputy General        Senior Vice President/Deputy General
                                              Counsel/ Secretary                          Counsel/ Secretary
--------------------------------------------- ------------------------------------------- -----------------------------------------
Mac Macaulliffe                               Senior Vice President/Divisional Sales      None
                                              Manager
--------------------------------------------- ------------------------------------------- -----------------------------------------
 J. Chris Meyer                               Senior Vice President/Director, Product     None
                                              Management
--------------------------------------------- ------------------------------------------- -----------------------------------------
Eric E. Miller                                Senior Vice President/Deputy General        Senior Vice President/Deputy General
                                              Counsel/Assistant Secretary                 Counsel/Secretary
--------------------------------------------- ------------------------------------------- -----------------------------------------
Stephen C. Nell                               Senior Vice President/National Retirement   None
                                              Sales
--------------------------------------------- ------------------------------------------- -----------------------------------------
Henry W. Orvin                                Senior Vice President/Eastern Divisional    None
                                              Sales Manager
--------------------------------------------- ------------------------------------------- -----------------------------------------
Christopher H. Price                          Senior Vice President/Channel Manager,      None
                                              Insurance
--------------------------------------------- ------------------------------------------- -----------------------------------------
Thomas E. Sawyer                              Senior Vice President/Director, National    None
                                              Sales
--------------------------------------------- ------------------------------------------- -----------------------------------------
James L. Shields                              Senior Vice President/Chief Information     None
                                              Officer
--------------------------------------------- ------------------------------------------- -----------------------------------------
Steven Sorenson                               Senior Vice President/National Director,
                                              Independent Planner Channel                 None
--------------------------------------------- ------------------------------------------- -----------------------------------------
Richard P. Allen                              Vice President/Wholesaler, Midwest          None
--------------------------------------------- ------------------------------------------- -----------------------------------------
David P. Anderson, Jr.                        Vice President/Wholesaler                   None
--------------------------------------------- ------------------------------------------- -----------------------------------------

--------------------------------------------- ------------------------------------------- -----------------------------------------
Name and Principal Business Address*          Positions and Offices with Underwriter      Positions and Offices with Registrant
------------------------------------          --------------------------------------      -------------------------------------
Jeffrey H. Arcy                               Vice President/Wholesaler,                  None
                                              South East Region
--------------------------------------------- ------------------------------------------- -----------------------------------------
Patrick A. Bearss                             Vice President/Wholesaler - Midwest         None
--------------------------------------------- ------------------------------------------- -----------------------------------------
Gabriella Bercze                              Vice President/Wholesaler, Financial        None
                                              Institutions
--------------------------------------------- ------------------------------------------- -----------------------------------------
Larry D. Bridwell                             Vice President/Financial Institutions       None
                                              Wholesaler
--------------------------------------------- ------------------------------------------- -----------------------------------------
Lisa O. Brinkley                              Vice President/Compliance Director          Vice President/Compliance Director
--------------------------------------------- ------------------------------------------- -----------------------------------------
Terrance L. Bussard                           Vice President/Wholesaler                   None
--------------------------------------------- ------------------------------------------- -----------------------------------------
Daniel H. Carlson                             Vice President/Marketing Services           None
--------------------------------------------- ------------------------------------------- -----------------------------------------
Larry Carr                                    Vice President/Variable Annuity Sales       None
                                              Manager
--------------------------------------------- ------------------------------------------- -----------------------------------------
William S. Carroll                            Vice President/Wholesaler                   None
--------------------------------------------- ------------------------------------------- -----------------------------------------
Matthew Coldren                               Vice President/National Accounts            None
--------------------------------------------- ------------------------------------------- -----------------------------------------
Patrick A Connelly                            Vice President/Registered Investment        None
                                              Adviser Sales
--------------------------------------------- ------------------------------------------- -----------------------------------------
Jessie V. Emery                               Vice President/Marketing Communications     None
--------------------------------------------- ------------------------------------------- -----------------------------------------
Joel A. Ettinger                              Vice President/Taxation                     Vice President/Taxation
--------------------------------------------- ------------------------------------------- -----------------------------------------
Edward A. Foley                               Vice President/Marketing Communications     None
--------------------------------------------- ------------------------------------------- -----------------------------------------
Susan T. Friestedt                            Vice President/Retirement Services          None
--------------------------------------------- ------------------------------------------- -----------------------------------------
Douglas R. Glennon                            Vice President/Wholesaler                   None
--------------------------------------------- ------------------------------------------- -----------------------------------------
Darryl S. Grayson                             Vice President/Director, Internal Sales     None
--------------------------------------------- ------------------------------------------- -----------------------------------------
Rhonda J. Guido                               Vice President/Wholesaler                   None
--------------------------------------------- ------------------------------------------- -----------------------------------------
Ronald A. Haimowitz                           Vice President/Wholesaler                   None
--------------------------------------------- ------------------------------------------- -----------------------------------------
Edward J. Hecker                              Vice President/Wholesaler                   None
--------------------------------------------- ------------------------------------------- -----------------------------------------
John R. Herron                                Vice President/Variable Annuity Wholesaler  None
--------------------------------------------- ------------------------------------------- -----------------------------------------
Steven N. Horton                              Vice President/Wholesaler                   None
--------------------------------------------- ------------------------------------------- -----------------------------------------
Dinah J. Huntoon                              Vice President/Product Manager, Equities    None
--------------------------------------------- ------------------------------------------- -----------------------------------------
Karina J. Istvan                              Vice President/Strategic Planning           Vice President/Strategic Planning
--------------------------------------------- ------------------------------------------- -----------------------------------------
Christopher L. Johnston                       Vice President/Wholesaler                   None
--------------------------------------------- ------------------------------------------- -----------------------------------------
Michael J. Jordan                             Vice President/Wholesaler                   None
--------------------------------------------- ------------------------------------------- -----------------------------------------
Carolyn Kelly                                 Vice President/Wholesaler                   None
--------------------------------------------- ------------------------------------------- -----------------------------------------
Richard M. Koerner                            Vice President/Wholesaler                   None
--------------------------------------------- ------------------------------------------- -----------------------------------------

--------------------------------------------- ------------------------------------------- -----------------------------------------
Name and Principal Business Address*          Positions and Offices with Underwriter      Positions and Offices with Registrant
------------------------------------          --------------------------------------      -------------------------------------
Ellen M. Krott                                Vice President/Marketing                    None
--------------------------------------------- ------------------------------------------- -----------------------------------------
John LeBoeuf                                  Vice President/Independent Planner and      None
                                              Insurance Sales-East
--------------------------------------------- ------------------------------------------- -----------------------------------------
SooHee Lee                                    Vice President/Fixed Income &               None
                                              International Product Management
--------------------------------------------- ------------------------------------------- -----------------------------------------
Philip Y. Lin                                 Vice President/Associate General            Vice President/Associate General
                                              Counsel/Assistant Secretary                 Counsel/Assistant Secretary
--------------------------------------------- ------------------------------------------- -----------------------------------------
John R. Logan                                 Vice President/Wholesaler, Financial        None
                                              Institutions
--------------------------------------------- ------------------------------------------- -----------------------------------------
Michael D. Mabry                              Vice President/Associate General            Vice President/Associate General
                                              Counsel/Assistant Secretary                 Counsel/Assistant Secretary
--------------------------------------------- ------------------------------------------- -----------------------------------------
Theodore T. Malone                            Vice President/ Independent Planner and     None
                                              Insurance Sales Wholesaler
--------------------------------------------- ------------------------------------------- -----------------------------------------
Debbie Marler                                 Vice President/Wholesaler                   None
--------------------------------------------- ------------------------------------------- -----------------------------------------
Raymond G. McCarthy                           Vice President/National Accounts,
                                              Independent Planner & Insurance Channel     None
--------------------------------------------- ------------------------------------------- -----------------------------------------
Joanne C. McCranie                            Vice President/Wholesaler                   None
--------------------------------------------- ------------------------------------------- -----------------------------------------
Gregory J. McMillan                           Vice President/National Accounts            None
--------------------------------------------- ------------------------------------------- -----------------------------------------
Nathan W. Medin                               Vice President/Wholesaler                   None
--------------------------------------------- ------------------------------------------- -----------------------------------------
Scott L. Metzger                              Vice President/Business Development         None
--------------------------------------------- ------------------------------------------- -----------------------------------------
Jamie L. Meyer                                Vice President/Wholesaler                   None
--------------------------------------------- ------------------------------------------- -----------------------------------------
Roger J. Miller                               Vice President/Wholesaler                   None
--------------------------------------------- ------------------------------------------- -----------------------------------------
Christopher W. Moore                          Vice President/Variable Annuity Wholesaler  None
--------------------------------------------- ------------------------------------------- -----------------------------------------
Andrew F. Morris                              Vice President/Wholesaler                   None
--------------------------------------------- ------------------------------------------- -----------------------------------------
Patrick L. Murphy                             Vice President/Wholesaler                   None
--------------------------------------------- ------------------------------------------- -----------------------------------------
Scott E. Naughton                             Vice President/Independent Planner &        None
                                              Insurance Wholesaler
--------------------------------------------- ------------------------------------------- -----------------------------------------
Julie Nusbaum                                 Vice President/Wholesaler, Financial        None
                                              Institutions
--------------------------------------------- ------------------------------------------- -----------------------------------------
Julie A. Nye                                  Vice President/Wholesaler                   None
--------------------------------------------- ------------------------------------------- -----------------------------------------
Daniel J. O'Brien                             Vice President/Insurance Products           None
--------------------------------------------- ------------------------------------------- -----------------------------------------
David P. O'Connor                             Vice President/Associate General            Vice President/Associate General
                                              Counsel/Assistant Secretary                 Counsel/Assistant Secretary
--------------------------------------------- ------------------------------------------- -----------------------------------------
Joseph T. Owczarek                            Vice President/Wholesaler                   None
--------------------------------------------- ------------------------------------------- -----------------------------------------
Otis S. Page                                  Vice President/Wholesaler                   None
--------------------------------------------- ------------------------------------------- -----------------------------------------

--------------------------------------------- ------------------------------------------- -----------------------------------------
Name and Principal Business Address*          Positions and Offices with Underwriter      Positions and Offices with Registrant
------------------------------------          --------------------------------------      -------------------------------------
Mary Ellen Pernice-Fadden                     Vice President/Wholesaler                   None
--------------------------------------------- ------------------------------------------- -----------------------------------------
Eric Preus                                    Vice President/Wrap Wholesaler              None
--------------------------------------------- ------------------------------------------- -----------------------------------------
Philip G. Rickards                            Vice President/Wholesaler                   None
--------------------------------------------- ------------------------------------------- -----------------------------------------
Laura E. Roman                                Vice President/Wholesaler                   None
--------------------------------------------- ------------------------------------------- -----------------------------------------
Robert A. Rosso                               Vice President/Wholesaler                   None
--------------------------------------------- ------------------------------------------- -----------------------------------------
Terri Lynn Sabby                              Vice President/Wholesaler                   None
--------------------------------------------- ------------------------------------------- -----------------------------------------
Richard Salus                                 Vice President/Assistant Controller         None
--------------------------------------------- ------------------------------------------- -----------------------------------------
Linda D. Shulz                                Vice President/Wholesaler                   None
--------------------------------------------- ------------------------------------------- -----------------------------------------
Gordon E. Searles                             Vice President/Client Services              None
--------------------------------------------- ------------------------------------------- -----------------------------------------
Catherine A. Seklecki                         Vice President/Retirement Sales             None
--------------------------------------------- ------------------------------------------- -----------------------------------------
John C. Shalloe                               Vice President/Wrap Fee Wholesaler,         None
                                              Western Region
--------------------------------------------- ------------------------------------------- -----------------------------------------
Edward B. Sheridan                            Vice President/Wholesaler                   None
--------------------------------------------- ------------------------------------------- -----------------------------------------
Kimberly Spangler                             Vice President/Wholesaler                   None
--------------------------------------------- ------------------------------------------- -----------------------------------------
Robert E. Stansbury                           Vice President/Wholesaler                   None
--------------------------------------------- ------------------------------------------- -----------------------------------------
Stephanie R. Szabo                            Vice President/Retirement Marketing         None
--------------------------------------------- ------------------------------------------- -----------------------------------------
Michael T. Taggart                            Vice President/Facilities and               None
                                              Administration Services
--------------------------------------------- ------------------------------------------- -----------------------------------------
Julia R. Vander Els                           Vice President/Retirement Plan              None
                                              Communications
--------------------------------------------- ------------------------------------------- -----------------------------------------
Wayne W. Wagner                               Vice President/Wholesaler                   None
--------------------------------------------- ------------------------------------------- -----------------------------------------
John A. Wells                                 Vice President/Marketing Technology         None
--------------------------------------------- ------------------------------------------- -----------------------------------------
Courtney S. West                              Vice President/Institutional Sales          None
--------------------------------------------- ------------------------------------------- -----------------------------------------
Andrew J. Whitaker                            Vice President/Wholesaler, Financial        None
                                              Institutions
--------------------------------------------- ------------------------------------------- -----------------------------------------
Scott Whitehouse                              Vice President/Wholesaler                   None
--------------------------------------------- ------------------------------------------- -----------------------------------------
Wesley Williams                               Vice President/Wholesaler                   None
--------------------------------------------- ------------------------------------------- -----------------------------------------
Theodore V. Wood                              Vice President/Technical Systems Officer    None
--------------------------------------------- ------------------------------------------- -----------------------------------------

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

            (c)  Inapplicable.

Item 28.       Location of Accounts and Records.

               All accounts and records are maintained in Philadelphia at 1818 Market Street, Philadelphia, PA 19103 or One Commerce Square, Philadelphia, PA 19103, or in London at Third Floor, 80 Cheapside, London, England EC2V 6EE.

Item 29.       Management Services.  None.

Item 30.       Undertakings.  Not Applicable.

                                   SIGNATURES
                                   ----------

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Philadelphia and Commonwealth of Pennsylvania on this 18th day of November, 1999.

                                     DELAWARE GROUP GLOBAL & INTERNATIONAL FUNDS

                                       By  /s/ David K. Downes
                                           -------------------------------------
                                           David K. Downes
                                           President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

        Signature                        Title                                  Date
--------------------------     ----------------------------------------     -----------------
                               President/Chief Executive Officer
                               Chief Operating Officer/Chief
                               Financial Officer
                               (Principal Executive Officer, Principal
                               Financial Officer and Principal
/s/ David K. Downes            Accounting Officer) and Trustee
-------------------------
David K. Downes                                                             November 18 , 1999


/s/ Wayne A. Stork             Trustee                                      November 18 , 1999
-------------------------
Wayne A. Stork

/s/ Walter P. Babich    *      Trustee                                      November 18 , 1999
-------------------------
Walter P. Babich

/s/ John H. Durham      *      Trustee                                      November 18 , 1999
-------------------------
John H. Durham

/s/ Anthony D. Knerr    *      Trustee                                      November 18 , 1999
-------------------------
Anthony D. Knerr

/s/ Ann R. Leven        *      Trustee                                      November 18 , 1999
-------------------------
Ann R. Leven

/s/Thomas F. Madison    *      Trustee                                      November 18 , 1999
-------------------------
Thomas F. Madison

/s/Charles E. Peck      *      Trustee                                      November 18 , 1999
-------------------------
Charles E. Peck

/s/ Jan L. Yeomans      *      Trustee                                      November 18 , 1999
-------------------------
Jan L. Yeomans

                           *By     /s/ David K. Downes
                               -----------------------------
                                      David K. Downes
                                  as Attorney-in-Fact for
                               each of the persons indicated

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549



















                                    Exhibits

                                       to

                                    Form N-1A



















             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                INDEX TO EXHIBITS


Exhibit No.         Exhibit
-----------         -------
EX-99.A1            Agreement and Declaration of Trust (December 17, 1998)

EX-99.A2            Certificate of Trust (December 17, 1998)

EX-99.B             By-Laws

EX-99.D1 Form of Investment Management Agreement (November 1999) between Delaware International Advisers Ltd. and the Registrant on behalf of each Fund

EX-99.D2 Form of Sub-Advisory Agreement (November 1999) between Delaware International Advisers Ltd. and Delaware Management Company (a series of Delaware Management Business Trust) on behalf of the Delaware Global Equity Fund

EX-99.D3 Form of Sub-Advisory Agreement (November 1999) between Delaware International Advisers Ltd. and Delaware Management Company (a series of Delaware Management Business Trust) on behalf of the Delaware Global Opportunities Fund

EX-99.I             Legal Opinion

EX-99.J             Consent of Auditors

EX-99.O             Trustees Power of Attorney